AXP(R)
     High Yield
         Tax-Exempt
                Fund

2002 ANNUAL REPORT
(Prospectus Enclosed)

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

From the Chairman                                        2

Economic and Market Update                               4

Fund Snapshot                                            6

Questions & Answers
   with Portfolio Management                             7

The Fund's Long-term Performance                        10

Investments in Securities                               11

Financial Statements (Portfolio)                        43

Notes to Financial Statements (Portfolio)               46

Independent Auditors' Report (Portfolio)                49

Financial Statements (Fund)                             50

Notes to Financial Statements (Fund)                    53

Independent Auditors' Report (Fund)                     59

Federal Income Tax Information                          60

Board Members and Officers                              63

Results of Meeting of Shareholders                      66


From the Chairman

(photo of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

Dear Shareholders,

As we begin a new year, the proposed Bush economic stimulus package and potential conflicts around the globe are capturing headlines. While we don't know exactly what the future will bring for investors, we do know the past three years have been extremely difficult. Negative investment returns persisted in 2002 and the investing public also had their confidence in the integrity of corporations shaken. While the scandals appear to be largely behind us, the recent past offers lessons on investing and on governance, which I would like to discuss with you.

First, and importantly, we have learned that diversification is not just a concept but a key tactic investors can use to help preserve assets. Many investors have come to a new understanding of their own degree of risk tolerance after three years of down markets. We would encourage you to work closely with your financial advisor to build a diversified portfolio designed to match your current thoughts about risk and reward.

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2 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT
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From the Chairman

A second lesson of 2002 is that we must have enhanced oversight of corporations to ensure their financial statements are accurate, their officers act in the interest of shareholders and their directors are truly independent. The Sarbanes-Oxley Act passed by Congress in August, is already having an impact in these areas. We believe governance of the American Express(R) Funds is consistent with the standards imposed by Sarbanes-Oxley.

The American Express Funds Board is an independent body comprised of 10 members who are nominated by the independent directors. American Express Financial Corporation is represented by three board members, however, they do not play a role on the nominating committee. I am proud of our board members who come from across the United States and bring strong, diverse skills to the assignment of looking out for the interest of the Funds' shareholders. In 2002, we saw solid evidence of progress in several areas including, importantly, investment performance.

In addition, the Funds auditors, KPMG LLP, are independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

Further, the Board has confidence in Ted Truscott, American Express Financial Corporation's Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

All of the proposals in the proxy statement you received in September were approved at the shareholder meeting on Nov. 13, 2002, and most will be implemented in the coming weeks.

On behalf of the Board,

Arne H. Carlson

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3 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT
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Economic and Market Update
         FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott

William F. "Ted" Truscott
Chief Investment Officer
American Express Financial Corporation

Dear Shareholders,

In spite of a mostly positive fourth quarter*, 2002 proved to be an extraordinarily challenging year for investors, with the benchmark stock indices -- the Dow, the Nasdaq and the S&P 500 -- all registering percentage losses well into the double digits.

While there were technical factors that put a damper on market performance last year, most notably, P/E ratios that are surprisingly high after three years of a bear market, it was corporate governance issues that fostered a general atmosphere of mistrust. The collapse of several large, high profile companies due to outright fraud and malfeasance has been -- and ought to be -- outrageous to the investing public. The magnitude of this wrongdoing is still shocking months after the fact. When many economic factors should have been giving investors reason for optimism, the steady drip of news about these companies sapped overall confidence.

I believe there is ample evidence that conditions are not as bad as the markets seem to think. While corporate earnings have been weak, the economy grew at the respectable rate of about 3% last year, compared to 0.1% in 2001. A portion of the softness in earnings can be attributed to excess capacity added in the late `90s.

KEY POINTS

-- Stocks are continuing to get less expensive.

-- Credit "crunch" for business sector persists.

-- Those saving for long-term goals should maintain a significant allocation to equities.

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4 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT
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Economic and Market Update

Interest rates are another bright spot. They are the lowest they have been in 40 years, which has added to consumer and business purchasing power. There's no better illustration of this than the housing market, which has remained vigorous. Finally, the business productivity gains we've seen since the mid-`90s are remarkable, making products and services less expensive. The macroeconomic picture, while not ideal, is certainly positive.

For these reasons, I'm cautiously optimistic about market prospects for 2003. Of course, there are still risks. Much of what happens this year will depend on external factors, such as whether or not more scandals arise and the implications of potential conflict in Iraq. In the short term, military action in Iraq would almost certainly produce an oil price spike; if that increase became severe enough for a significant period of time, it would create inflationary pressures that could endanger economic growth.

In addition to stocks, some bond categories offer opportunity. Though we believe U.S. Treasuries are currently overvalued, select corporate, high-yield and municipal issues may provide competitive returns this year. Speak to your financial advisor to learn more about different asset classes.

After three years of negative stock market returns, many individual investors are rebalancing portfolios with regard to risk and return. If you are repositioning, we would encourage moderate changes from stocks to bonds. The risk inherent in emotion-based repositioning is that you will go too far too fast. I encourage gradual movement across categories. Should interest rates move at all in 2003, it's likely that they'll go up, which will have a negative impact on most bonds. Continue to invest according to your individual timeframe and financial goals.

As always, thank you for investing with American Express Financial Advisors.

William F. Truscott

* Please see portfolio manager Q&A for fiscal period economic coverage.

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5 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT
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Fund Snapshot
         AS OF NOV. 30, 2002

PORTFOLIO MANAGER

Portfolio manager                                     Terry Fettig, CFA
Tenure/since                                                       1/01
Years in industry                                                    24

FUND OBJECTIVE

For investors seeking a high yield generally exempt from federal income taxes.

Inception dates

A: 5/7/79         B: 3/20/95        C: 6/26/00       Y: 3/20/95

Ticker symbols

A: INHYX          B: IHYBX          C: AHECX         Y: --

Total net assets                                         $4.884 billion

Number of holdings                                    approximately 680

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

       DURATION
SHORT    INT.   LONG
                 X    HIGH
                 X    MEDIUM  QUALITY
                 X    LOW

TOP FIVE STATES

Percentage of portfolio assets

Texas                                                               7.6%
Florida                                                             7.0
Colorado                                                            6.9
California                                                          5.9
New York                                                            5.7

CREDIT QUALITY SUMMARY

Percentage of portfolio assets

AAA bonds                                                          49.9%
AA bonds                                                           12.4
A bonds                                                             4.4
BAA bonds                                                          13.3
Non-investment grade bonds                                         17.4

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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6 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT
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Questions & Answers
         WITH PORTFOLIO MANAGEMENT

Q: How did AXP High Yield Tax-Exempt Fund perform for the 12-month period ended Nov. 30, 2002?

A: For the period, Class A shares of AXP High Yield Tax-Exempt Fund returned 4.71%, excluding sales charges. By comparison, the Lehman Brothers Municipal Bond Index returned 6.32%, while the Lipper General Municipal Debt Funds Index generated a return of 5.11% for the same timeframe.

Q:  What factors affected the Fund's performance during the period?

A: During the restructuring that took place over the summer, durations were lengthened with the intention to make shortening adjustments once rising rates were detected. Historically, such a shift has many indicators, but a sharp and sudden sell-off in early October sent Treasury and tax-exempt rates up significantly, driving down prices and hurting performance. The Fund struggled into November, until durations were adjusted and performance started to improve. In general, higher-quality municipal securities performed better than lower-quality securities during the period. From the start of the period to about mid-March, data indicated that the economy was recovering nicely from recession. The Fund benefited from the higher yields on its longer-duration holdings. As the period progressed, economic data became mixed; some sectors of the economy were improving, while others remained stubbornly in the doldrums. As it became clear that the economic recovery would be more subdued than originally thought, interest rates declined and bond prices rose. Because many investors wanted to avoid risk in a difficult economic environment, they sought the highest quality securities available within the category. This trend

(bar graph)
              PERFORMANCE COMPARISON
         For the year ended Nov. 30, 2002
10%
 8%
 6%        (bar 1)      (bar 2)      (bar 3)
 4%        +4.71%       +6.32%       +5.11%
 2%
 0%

(bar 1) AXP High Yield Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Municipal Bond Index (unmanaged)

(bar 3) Lipper General Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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7 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Questions & Answers

(begin callout quote) > In the current environment, we believe the general inclination of investors will be to invest in high-quality, low-risk securities. Therefore, municipal bonds should benefit. (end callout quote)

    toward quality had the effect of boosting the prices of the higher-quality securities in the Fund's portfolio.

Q:  What changes did you make to the Fund's portfolio?

A: Our general focus was to position the Fund to take advantage of what we believed were positive trends for the bond market. Early in the period, we expected interest rates to rise slightly as economic growth picked up. We added higher-quality issues with good structure to the portfolio because we believed they would hold up reasonably well in a rising interest-rate environment. We also invested in non-investment grade, higher-yielding issues to help maintain the Fund's competitive dividend. When it appeared that the economic recovery

AVERAGE ANNUAL TOTAL RETURNS

as of Nov. 30, 2002
                                Class A                   Class B                   Class C                    Class Y
(Inception dates)              (5/7/79)                  (3/20/95)                 (6/26/00)                  (3/20/95)
                         NAV(1)       POP(2)       NAV(1)    After CDSC(3)    NAV(1)    After CDSC(4)   NAV(5)       POP(5)
1 year                   +4.71%       -0.26%        +3.93%       -0.04%       +3.93%       +3.93%       +4.62%       +4.62%
5 years                  +4.60%       +3.58%        +3.81%       +3.65%         N/A          N/A        +4.69%       +4.69%
10 years                 +5.58%       +5.06%         N/A           N/A          N/A          N/A          N/A          N/A
Since inception            N/A          N/A         +4.97%       +4.97%       +5.83%       +5.83%       +5.88%       +5.88%

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

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8 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Questions & Answers

    would be less robust than we had anticipated, we maintained our focus on higher-quality issues but avoided non-rated tax-exempt securities.

    During the period we entered into Bond Market Association (BMA) swaps as a tool to help manage the portfolio's duration. We use BMA swaps as a substitute for Treasury futures because of the considerable basis risk (taxable rates versus tax-exempt rates) associated with Treasury futures. By using BMA swaps we are able to adjust the Fund's duration quickly, without buying or selling bonds. In this period the swaps detracted from Fund performance. However, the portfolio as a whole benefited as bond values increased. Prior to the end of the period, we sold out of our swaps positions. We currently are not invested in any swaps, however, it is possible we may use them again in the future.

Q:  What is your outlook for the months ahead?

A: Our outlook for the bond market is positive, even though uncertainty about the pace of economic growth and concerns about geopolitical issues continue to dominate market sentiment. In the current environment, we believe the general inclination of investors will be to invest in high-quality, low-risk securities. Therefore, municipal bonds should benefit. Our focus will continue to be on higher-quality securities within the category and we will also maintain a competitive dividend yield.

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9 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

The Fund's Long-term Performance

This chart illustrates the total value of an assumed $10,000 investment in AXP High Yield Tax-Exempt Fund Class A shares (from 12/1/92 to 11/30/02) as compared to the performance of two widely cited performance indices, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

Past performance is no guarantee of future results. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect taxes payable on distributions and redemptions. Also see "Past Performance" in the Fund's current prospectus.

(line graph)
                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                        IN AXP HIGH YIELD TAX-EXEMPT FUND
$20,000

$15,000        (solid line) AXP High Yield Tax-Exempt Fund Class A

$10,000        (dotted line) Lehman Brothers Municipal Bond Index(1)

 $7,500        (dashed line) Lipper General Municipal Debt Funds Index(2)

        `92    `93   `94    `95    `96   `97    `98   `99    `00    `01   `02

(solid line) AXP High Yield Tax-Exempt Fund Class A $16,387

(dotted line) Lehman Brothers Municipal Bond Index(1) $18,937

(dashed line) Lipper General Municipal Debt Funds Index(2) $17,712

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper General Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

             Average Annual Total Returns
     Class A with Sales Charge as of Nov. 30, 2002
1 year                                             -0.26%
5 years                                            +3.58%
10 years                                           +5.06%
Since inception                                      N/A

Results for other share classes can be found on page 8.

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10 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Investments in Securities

Tax-Free High Yield Portfolio
Nov. 30, 2002

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.7%)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Alabama (0.3%)

Huntsville Unlimited General Obligation
     Refunding Warrants
     Series 2002D
         11-01-14               5.50%             $3,425,000          $3,814,697
Mobile General Obligation Unlimited Warrants
     Series 2012 (AMBAC Insured)
         02-15-12               4.75               1,000,000           1,057,260
Oxford Municipal Special Assessment
     Improvement Revenue Bonds
     Cidar Ridge Series 2001
         08-01-16               8.50              11,870,000          11,967,571

Total                                                                 16,839,528

Alaska (0.3%)

Industrial Development & Exploration Authority
Electric Power Revenue Bonds
     Upper Lynn Canal Regional Power Series 1997 A.M.T.
         01-01-18               5.80                 830,000             672,375
         01-01-32               5.88               3,245,000           2,483,106
North Slope Borough
     General Obligation Bonds
     Zero Coupon Series 1994B
     (CGIC Insured)
         06-30-04               7.05               7,000,000(c)        6,785,800
         06-30-05               7.15               7,000,000(c)        6,577,830
Total                                                                 16,519,111

Arizona (2.9%)

Flagstaff Industrial Development Authority
     Lifecare Revenue Bonds
     Northern Arizona Senior Living
     Community Series 1998
         09-01-28               6.20               4,870,000           4,089,242
         09-01-38               6.30               6,165,000           5,067,877
Maricopa County
     Industrial Development Authority
     Education Revenue Bonds
     Horizon Community Learning Center
     Series 2000
         06-01-23               7.95               9,750,000          10,247,055
Maricopa County
     Industrial Development Authority
     Multi-family Housing Revenue Bonds
     Series 1996B
         07-01-26               7.38               2,175,000           2,544,924
Maricopa County
     Industrial Development Authority
     Senior Living Facilities Revenue Bonds
     Series 1997A
         04-01-27               7.88              15,000,000          15,582,899
Maricopa County Pollution Control
     Refunding Revenue Bonds
     Palo Verde Public Service
     Series 1993A
         08-15-23               6.38               3,500,000           3,512,915
Maricopa County School District
     General Obligation Unlimited Refunding Bonds
     Temple Elementary Series 2001 (FSA Insured)
         07-01-12               5.00               1,240,000           1,340,986
Maricopa County School District
     Unlimited General Obligation Refunding
     Bonds Paradise Valley Series 2002
     (FGIC Insured)
     07-01-14                   5.25               2,000,000           2,192,980
Mesa Utility Systems
     Refunding Revenue Bonds Series 2002
     (FGIC Insured)
         07-01-13               5.25               6,500,000           7,148,375
         07-01-15               5.25               2,515,000           2,750,429

See accompanying notes to investments in securities.

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11 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT
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Municipal bonds (continued)

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Arizona (cont.)

Navajo Industrial Development Authority
     Revenue Bonds Stone Container
     Series 1997 A.M.T.
         06-01-27               7.20%             $3,000,000          $2,901,030
Peoria Industrial Development Authority
     Refunding Revenue Bonds
     Sierra Winds Lifecare Community
     Series 1999A
         08-15-29               6.38               5,700,000           5,349,564
Phoenix Civic Improvement Water System
     Junior Lien Refunding Revenue Bonds
     Series 2001 (FGIC Insured)
         07-01-12               5.00               1,800,000           1,946,592
Phoenix Industrial Development Authority
     Refunding Revenue Bonds
     Christian Care Apartments
     Series 1995A
         01-01-26               6.50               9,525,000           9,501,664
Pima County Industrial Development Authority
     Educational Revenue Bonds
     Life School College Preparatory
     Series 2001A
         07-01-31               8.13               7,355,000           6,773,808
Pima County Industrial Development Authority
     Multi-family Housing Revenue Bonds
     Las Villas De Kino Apartments
     Series 1997 A.M.T.
         08-01-29               6.90               6,780,000           6,602,025
Pima County Industrial Development Authority
     Multi-family Housing Revenue Bonds
     Las Villas De Kino Apartments
     Series 1998 A.M.T.
         08-01-30               6.25               3,820,000           3,458,322
Pima County Industrial Development Authority
     Revenue Bonds LaPosada Park Centre
     Series 1996A
         05-15-27               7.00               5,750,000           5,749,770
Scottsdale General Obligation Refunding Bonds
     Series 2002
         07-01-14               5.00               4,705,000           5,069,826
         07-01-15               5.00               6,005,000           6,458,618
State Agriculture Improvements & Power
     District Electric Systems Refunding Revenue
     Bonds Salt River Series 2002A
         01-01-13               5.25              10,000,000          10,966,000
State School Facilities Board
     School Improvement Revenue Bonds
     Series 2002
         07-01-13               5.25               6,800,000           7,465,516
         07-01-14               5.25               4,100,000           4,453,625
State Transportation Board
     Toll Road Highway
     Refunding Revenue Bonds
     Series 2002
         07-01-12               5.25               3,110,000           3,401,936
Tucson Water System
     Refunding Revenue Bonds
     Series 2002 (FGIC Insured)
         07-01-12               5.50               1,345,000           1,504,315
         07-01-13               5.50               2,380,000           2,661,625
         07-01-14               5.50               1,500,000           1,667,655
Total                                                                140,409,573

Arkansas (0.3%)

State Development Finance Authority
     Single Family Mtge Revenue Bonds
     Series 2001II Inverse Floater
     (GNMA/FNMA Insured) A.M.T.
         07-01-33              13.12               3,000,000(d)        2,996,850
University of Arkansas Revenue Bonds
     Fayettevile Campus Series 2002
     (FGIC Insured)
         12-01-08               5.00               2,500,000(k)        2,743,525
         12-01-09               5.00               2,695,000(k)        2,950,351
         12-01-10               5.00               2,505,000(k)        2,723,787
Washington County District #5
     General Obligation
     Refunding Improvement Bonds
     Series 1999
         02-01-09               7.00               7,135,000(b)        5,155,037
Total                                                                 16,569,550

California (5.8%)

ABAG Financial Authority
     for Nonprofit Corporations
     Certificates of Participation
     International School Series 1996
         05-01-26               7.38               8,000,000           8,489,680

See accompanying notes to investments in securities.

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12 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

California (cont.)

Contra Costa County
     Residential Rent Facility
     Multi-family Housing Revenue Bonds
     Cypress Meadows Series 1998E A.M.T.
         09-01-28               7.00%             $5,000,000(b)       $4,355,000
Health Facilities Financing Authority
     Revenue Bonds Residual Certificates
     Series 2000 Inverse Floater
         07-01-10              14.71               3,660,000(d)        4,837,385
Lake Elsinore Public Finance Authority
     Local Agency Revenue Bonds
     Series 1997F
         09-01-20               7.10              11,575,000          12,349,599
Long Beach Harbor Revenue Bonds
     Series 2000A Inverse Floater
     (FGIC Insured) A.M.T.
         05-15-23              13.14               5,065,000(d)        5,214,266
Los Angeles Unified School District
     Government Obligations Bonds
     Series 2000 Inverse Floater
     (FGIC Insured)
         07-01-18              14.36               3,330,000(d)        4,180,948
Los Angeles Unified School District
     Unlimited General Obligation Refunding
     Bonds Series 2002 (MBIA Insured)
         07-01-16               5.75               5,000,000           5,728,900
Los Angeles Unlimited General Obligation Bonds
     Series 2002 (MBIA Insured)
         09-01-14               5.25               3,000,000           3,313,170
Los Angeles Water & Power Electric Plant
     Refunding Revenue Bonds Series 2001
     Inverse Floater (FSA Insured)
         07-01-21              13.28               8,330,000(d)        9,041,549
Northern California Power Agency
     Geothermal #3 Revenue Bonds
     Series 1987A
         07-01-09               5.00              49,635,000          53,204,429
Novato Community Facility District #1
     Vintage Oaks Public Improvement
     Special Tax Refunding Bonds
     Series 1994
         08-01-21               7.25               5,000,000           5,238,600
Pleasanton Joint Powers Financing Authority
     Reassessment Revenue Bonds
     Series 1993A
         09-02-12               6.15               4,350,000           4,549,230
Port of Oakland Revenue Bonds
     Inverse Floater Series 2000A
     (FGIC Insured) A.M.T.
         11-01-15              14.66               2,210,000(d)        2,815,120
Port of Oakland Revenue Bonds
     Inverse Floater Series 2000B
     (FGIC Insured) A.M.T.
         11-01-16              14.66               2,000,000(d)        2,515,880
Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-21               6.50               8,000,000           9,099,520
San Diego Unified School District
     General Obligation Bonds Series 2000B
     Inverse Floater (MBIA Insured)
         07-01-20              12.87               3,180,000(d)        3,429,757
         07-01-21              12.84               1,865,000(d)        1,975,725
         07-01-22              12.87               1,370,000(d)        1,433,047
San Francisco City & County Airport Commission
     International Airport Revenue Bonds
     Series 2000A Inverse Floater A.M.T.
         05-01-14              14.48               1,080,000(d)        1,416,733
San Francisco City & County Airport Commission
     International Airport Revenue Bonds
     Series 2000B Inverse Floater A.M.T.
         05-01-15              14.44               1,150,000(d)        1,490,032
San Francisco City & County Airport Commission
     International Airport Revenue Bonds
     Series 2000C Inverse Floater A.M.T.
         05-01-16              14.82               1,220,000(d)        1,599,213
San Francisco City & County Airports Commission
     International Airport Revenue Bonds
     Residual Certificates 2nd Series 2000
     Inverse Floater (FGIC Insured) A.M.T.
         05-01-22              13.21               4,700,000(d)        4,887,671
San Joaquin Hills
     Transportation Corridor Agency
     Capital Appreciation Toll Road
     Refunding Revenue Bonds
     Zero Coupon Series 1997A
     (MBIA Insured)
         01-15-24               5.62               9,000,000(c)        2,830,950
South Placer Waste Water Authority
     Water & Sewer Revenue Bonds
     Series 2000A Inverse Floater (FGIC Insured)
         11-01-23              13.23               3,680,000(d)        3,972,229

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

California (cont.)

South Tahoe Joint Powers
     Financing Authority
     Refunding Revenue Bonds
     South Tahoe Area #1 Series 1995B
         10-01-28               6.00%             $4,400,000          $4,482,632
State Department of Water Resources
     Power Supply Revenue Bonds
     Series 2002A (MBIA Insured)
         05-01-10               5.25              14,500,000          16,022,935
State Unlimited General Obligation Bonds
     Residual Certificates Series 1999
     Inverse Floater (MBIA Insured)
         12-01-16              14.70               5,410,000(d)        6,930,589
State Unlimited General Obligation Bonds
     Series 2000
         12-01-23               5.25              20,725,000          20,967,897
State Unlimited General Obligation Bonds
     Series 2000 Inverse Floater (MBIA Insured)
         12-01-21              13.20               6,910,000(d)        7,524,023
Statewide Communities Development Authority
     College Revenue Bonds Thomas Jefferson
     School of Law Series 2001
         10-01-31               7.75               3,500,000           3,566,185
Statewide Community Development Authority
     Certificate of Participation
     Series 1993
     (AMBAC Insured)
         10-01-11               5.60              44,800,000          50,258,879
University of California Refunding Revenue Bonds
     Residual Certificates Series 1997E
     Inverse Floater (MBIA Insured)
         09-01-22              13.00               3,300,000(d)        3,437,412
West Sacramento Financing Authority
     Special Tax Revenue Bonds
     Series 1999F
         09-01-29               6.10               7,750,000           7,706,600
Western Hills Water District Special Tax
     Bonds Diablo Grande Community Facilities
     Series 2001
         09-01-31               6.88               7,000,000           7,089,320
Total                                                                285,955,105

Colorado (6.9%)

Adams County School District #12
     Unlimited General Obligation Bonds
     Adams 12 Five Star Schools
     Series 2002A (FSA Insured)
         12-15-10               5.25               3,255,000(k)        3,601,072
Arapahoe County Industrial Development
     Refunding Revenue Bonds
     Dillion Real Estate Series 1984
         04-01-09               8.00               4,000,000           4,126,480
Arapahoe County Public Highway Authority
     Capital Improvement Trust Fund
     E-470 Highway
     Pre-refunded Revenue Bonds
     Series 1986
         08-31-26               7.00              22,000,000          25,518,680
Aurora Centretech Metropolitan District
     Pre-refunded Revenue Bonds Series 1993B
         12-01-23              10.19               5,699,785(l)        8,180,958
Bowles Metropolitan District
     Pre-refunded General Obligation Bonds
     Series 1995
         12-01-15               7.75              14,000,000          16,049,740
Dawson Ridge Metropolitan District
     Limited General Obligation Bonds
     Zero Coupon Series 1992A
         10-01-22               6.62              33,000,000(c)       11,352,660
Dawson Ridge Metropolitan District
     Refunding Revenue Bonds
     Zero Coupon Series 1992B
     Escrowed to Maturity
         10-01-22               5.21              40,000,000(c)       13,760,800
Denver City & County Airport
     Pre-refunded Revenue Bonds
     Series 1994A A.M.T.
         11-15-23               7.50               3,345,000           3,760,215
Denver City & County Airport
     Un-refunded Revenue Bonds
     Series 1994A A.M.T.
         11-15-23               7.50              15,995,000          17,467,180
Denver City & County Excise
     Tax Revenue Bonds
     Colorado Convention Center
     Series 2001A (FSA Insured)
         09-01-12               5.00               5,000,000           5,359,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Colorado (cont.)

Denver City & County GVR
     Metropolitan District General
     Obligation Refunding Bonds
     Series 1991
         12-01-06              12.00%             $1,385,000          $1,662,097
Denver City & County GVR
     Metropolitan District General
     Obligation Refunding Bonds
     Series 1995B
         12-01-06              11.00                 730,000             955,745
Denver Urban Renewal Authority
     Tax Increment Revenue Bonds
     Downtown Denver Redevelopment
     Adams Mark Hotel Series 1989A A.M.T.
         09-01-15               8.00              14,105,000          15,211,114
         09-01-16               8.00               1,785,000           1,924,980
         09-01-17               8.00               1,930,000           2,081,351
Denver Urban Renewal Authority
     Tax Increment Revenue Bonds
     South Broadway Montgomery Ward
     Urban Renewal Series 1992
         05-01-16               8.50              12,315,000          12,908,706
Denver West Metropolitan District
     General Obligation
     Refunding Improvement Bonds
     Series 1995
         12-01-14               7.00               4,230,000           4,509,603
Denver West Metropolitan District
     General Obligation Bonds
     Series 1996
         06-01-16               6.50               2,560,000           2,717,875
Eagle Bend Metropolitan District #2
     Limited General Obligation Bonds
     Series 1999
         12-01-18               6.88               6,850,000           7,103,245
Educational & Cultural Facilities Authority
     Revenue Bonds Boulder County Day School
     Series 1999
         09-01-24               6.75               4,260,000           4,301,407
Hotchkiss Industrial Development
     Revenue Bonds
     Dillion Real Estate
     Series 1984
         09-01-09               8.00               1,500,000           1,547,430
Lincoln Park Metropolitan District
     General Obligation Bonds Series 2001
         12-01-26               7.75               4,000,000           4,110,200
Loveland Special Improvement
     District # 1 Special Assessment Bonds
     Series 2000
         07-01-29               7.50               6,640,000           6,670,345
Lowry Economic Redevelopment Authority
     Revenue Bonds Series 1996
         12-01-10               7.80              15,300,000          16,807,509
Lowry Economic Redevelopment Authority
     Series 1998A
         12-01-10               7.30               3,000,000           3,242,310
North Range Metropolitan District #1
     Limited Tax General Obligation Bonds
     Commerce City Series 2001
         12-15-31               7.25              10,300,000          10,262,302
State Department of Transportation
     Refunding Revenue Bonds
     Series 2002B (MBIA Insured)
         06-15-13               5.50               5,000,000           5,603,400
         06-15-15               5.50              50,000,000          55,923,999
State Educational & Cultural Facilities Authority
     Revenue Bonds Frontier Academy
     Series 2001
         06-01-31               7.38               1,775,000           1,759,345
State Health Facilities Authority
     Retirement Facilities Revenue Bonds
     Liberty Heights Zero Coupon
     Escrowed to Maturity Series 1991
         07-15-22               7.50              81,465,000(c)       28,345,746
State Health Facility Authority
     Hospital Improvement
     Refunding Revenue Bonds
     Parkview Episcopal Medical Center
     Series 1995
         09-01-25               6.13               4,000,000           4,058,720
Superior Metropolitan District #1
     Water & Sewer Refunding & Improvement
     Pre-refunded Bonds
     Series 1994
         12-01-13               8.50               6,760,000           7,474,600
Superior Metropolitan District #2
     Pre-refunded Bonds
     Series 1994B
         12-01-13               8.25               2,325,000           2,611,533

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Colorado (cont.)

Thornton Industrial Development
     Revenue Bonds
     Dillion Real Estate
     Series 1984
         09-01-09               8.00%             $4,500,000          $4,639,050
Trailmark Metropolitan District
     General Obligation Bonds
     Series 1999B
         12-01-18               5.80               4,520,000           4,423,272
Tri-Pointe Commercial Metropolitan
     District Limited General Obligation Bonds
     Series 2000
         12-01-19               7.75               9,215,000           9,528,126
University of Colorado Enterprise Systems
     Revenue Bonds Series 2002A
     (FGIC Insured)
         06-01-12               5.00               3,300,000           3,566,937
Westminster Industrial Development
     Revenue Bonds Dillion Real Estate
     Series 1984
         04-01-09               8.00               3,500,000           3,610,670
Total                                                                336,738,602

Connecticut (3.3%)

South Central Regional Water Authority
     Water Systems Refunding Revenue Bonds
     Series 2002 (FSA Insured)
         08-01-12               5.00               6,840,000           7,389,526
State Housing Finance Authority
     Revenue Bonds Housing Mtge Finance
     Program Series 2001D-2 Inverse Floater
     A.M.T.
         05-15-33              13.43               6,660,000(d)        6,785,874
State Housing Finance Authority
     Revenue Bonds Housing Mtge Finance
     Program Series 2002A-2 (AMBAC Insured)
     A.M.T.
         11-15-22               5.50               7,180,000           7,358,423
         11-15-28               5.60               3,820,000           3,929,901
State Housing Finance Authority
     Revenue Bonds Mtge Finance Program
     Series 2001B-3 Inverse Floater
     (AMBAC Insured) A.M.T.
         05-15-21              13.46               2,530,000(d)        2,619,258
         11-15-31              13.72               6,900,000(d)        7,175,724
State Special Tax Obligation Revenue Bonds
     Series 2002A (FSA Insured)
         07-01-13               5.38               2,000,000           2,220,520
State Unlimited General Obligation Bonds
     Series 2001D
         11-15-15               5.13               2,500,000           2,663,475
State Unlimited General Obligation Bonds
     Series 2001G
         12-15-07               5.00               9,180,000          10,115,626
         12-15-10               5.00               6,660,000           7,287,106
State Unlimited General Obligation Bonds
     Series 2002A
         04-15-12               5.25               5,215,000           5,763,305
State Unlimited General Obligation Bonds
     Series 2002B
         06-15-13               5.50               5,685,000           6,370,327
         06-15-16               5.50               7,900,000           8,661,481
         06-15-18               5.50               8,335,000           9,029,639
State Unlimited General Obligation Bonds
     Series 2002C
         12-15-13               5.50              10,270,000          11,508,049
         12-15-18               5.50               2,380,000           2,578,349
State Unlimited General Obligation
     Refunding Bonds Series 2001C
         12-15-12               5.50              10,000,000          11,319,000
State Unlimited General Obligation
     Refunding Bonds Series 2001E
         11-15-14               5.13              10,165,000          10,908,062
         11-15-15               5.13               6,875,000           7,324,556
State Unlimited General Obligation
     Refunding Bonds Series 2002E
     (FSA Insured)
         11-15-14               5.38              18,990,000          21,002,559
         11-15-15               5.38               7,970,000           8,739,344
Total                                                                160,750,104

Delaware (0.1%)

Delaware River Port Authority
     Refunding Revenue Bonds
     Series 2001A
         01-01-12               5.25               3,130,000           3,443,094

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Florida (7.0%)

Arbor Greene Community Development District
     Special Assessment Revenue Bonds
     Series 1996
         05-01-18               7.60%             $4,490,000          $4,731,382
Bonita Springs Vasari Community
     Development District Capital
     Improvement Miscellaneous Revenue
     Bonds Series 2001A
         05-01-32               6.95               3,775,000           3,751,293
Bonita Springs Vasari Community
     Development District Capital
     Improvement Revenue Bonds
     Series 2001B
         05-01-09               6.20               5,000,000           4,955,450
Brooks of Bonita Springs Community
     Development District Special Assessment
     District Capital Improvement Revenue Bonds
     Series 1998A
         05-01-19               6.20               7,100,000           7,112,496
Championsgate Community Development
     District Capital Improvement
     Revenue Bonds
     Series 1998A
         05-01-20               6.25               2,800,000           2,600,892
Championsgate Community Development
     District Capital Improvement
     Revenue Bonds
     Series 1998B
         05-01-05               5.70               1,370,000           1,352,930
Charlotte County Development Authority
     1st Mtge Refunding Revenue Bonds
     Royal Palm Retirement Center Series 1991
         03-01-14               9.50               3,420,000           3,494,146
Collier County School Board
     Certificates of Participation
     Series 2002 (FSA Insured)
         02-15-17               5.38               5,000,000           5,357,750
         02-15-18               5.38               5,000,000           5,322,700
Crossings at Fleming Island
     Community Development District
     Special Assessment Bonds
     Series 1995
         05-01-16               8.25               9,085,000          10,378,613
Crossings at Fleming Island
     Community Development District
     Utility Revenue Bonds Series 1994
         10-01-19               7.38              11,885,000          12,389,994
Crossings at Fleming Island
     Community Development District
     Utility Revenue Bonds Series 1999
         10-01-25               6.75               5,890,000           6,046,851
Double Branch Community Development District
     Special Assessment Revenue Bonds
     Series 2002B-1
         05-01-07               5.60               3,000,000           2,994,060
Grand Haven Community Development District
     Special Assessment Refunding Revenue
     Bonds Series 2002
         11-01-07               6.13               4,115,000           4,113,189
Grand Haven Community Development District
     Special Assessment Revenue Bonds
     Series 1997B
         05-01-19               6.90                 920,000             933,874
Greyhawk Landing Community
     Development District
     Special Assessment Revenue Bonds
     Series 2002B
         05-01-09               6.25               2,000,000           2,006,160
Harbor Bay Community Development District
     Capital Improvement Revenue Bonds
     Series 2001B
         05-01-10               6.35               9,405,000           9,498,486
Heritage Harbor Community Development District
     Special Assessment Revenue Bonds
     Series 1997B
         05-01-03               6.00                 430,000             430,198
Heritage Harbour South Community
     Development District Capital
     Improvement Revenue Bonds
     Series 2002B
         11-01-08               5.40               3,500,000           3,459,750
Heritage Palms Community Development District
     Capital Improvement Revenue Bonds
     Series 1998
         11-01-03               5.40               1,375,000           1,371,521

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Florida (cont.)

Hillsborough County Housing Finance Authority
     Multi-family Housing Revenue Bonds
     Park Springs Apartments Series 1999
     V.R. A.M.T.
         07-01-39               6.50%             $9,240,000(i)       $8,701,678
Hillsborough County School District
     Sales Tax Revenue Bonds Series 2002
     (AMBAC Insured)
         10-01-13               5.38               2,000,000           2,199,820
Hillsborough County Utility
     Refunding Revenue Bonds
     Series 2001 (AMBAC Insured)
         08-01-13               5.50               6,235,000           6,988,749
Lakewood Ranch Community Development
     District #1 Special Assessment Bonds
     Series 1994
         05-01-14               8.25               1,790,000           1,862,459
Lakewood Ranch Community Development
     District #5 Special Assessment Revenue Bonds
     Series 2001A
         05-01-31               6.70                 920,000             923,754
Lakewood Ranch Community Development
     District #5 Special Assessment
     Revenue Bonds Series 2001B
         05-01-11               6.00               1,070,000           1,064,361
Miami Health Facilities Authority Revenue Bonds
     Series 1994 (AMBAC Insured)
         08-15-15               5.11               7,000,000           7,393,540
North Springs Improvement
     Special Assessment District
     Revenue Bonds Heron Bay
     Series 1997
         05-01-19               7.00               2,765,000           2,891,195
Orange County Housing Finance Authority
     Multi-family Housing Revenue Bonds
     Dunwoodie Apartments Series 1999E A.M.T.
         07-01-35               6.50               6,020,000           5,396,328
Palm Beach County Housing Finance Authority
     Multi-family Revenue Bonds Lake Delray
     Series 1999A A.M.T.
         01-01-31               6.40              14,000,000          12,956,440
Palm Beach County School Board
     Certificates of Participation
     Refunding Revenue Bonds
     Series 2002E (AMBAC Insured)
         08-01-14               5.38               4,000,000           4,426,000
Parklands West Community Development District
     Special Assessment Revenue Bonds
     Series 2001A
         05-01-32               6.90               2,180,000           2,190,311
Parklands West Community Development District
     Special Assessment Revenue Bonds
     Series 2001B
         05-01-06               6.00               1,520,000           1,515,744
Polk County Industrial Development Authority
     1st Mtge Refunding Revenue Bonds
     Spring Haven II Series 1992
         12-01-14               8.75               5,105,000           5,213,839
Port Everglades Authority
     Revenue Bonds
     Series 1989A (FSA Insured)
         09-01-16               5.00              18,635,000          18,661,461
Renaissance Community Development District
     Special Assessment Capital Improvement
     Revenue Bonds Series 2002B
         05-01-08               6.25               6,755,000           6,773,036
Reunion East Community Development District
     Special Assessment Bonds
     Series 2002B
         11-01-07               5.90               3,400,000           3,399,796
Riverwood Community Development District
     Charlotte County Special Assessment
     Revenue Bonds Series 1992A
         05-01-12               8.50               4,300,000           4,394,428
Riverwood Community Development District
     Charlotte County Special Assessment
     Revenue Bonds Series 1992B
         05-01-12               8.50                 265,000             270,642
State Board of Education Capital Outlay
     Unlimited General Obligation Refunding
     Bonds Series 2002D
         06-01-11               5.00               7,295,000           7,909,604
State Board of Education Unlimited
     General Obligation Refunding Bonds
     Series 2002B
         01-01-14               5.38              11,650,000          12,810,457
State Department of Environmental Protection
     Preservation Refunding Revenue Bonds
     Series 2001A (FSA Insured)
         07-01-12               5.50              21,645,000          24,337,421
         07-01-13               5.50              21,920,000          24,553,906

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Florida (cont.)

State Department of Environmental Protection
     Preservation Refunding Revenue Bonds
     Florida Forever Series 2001B
     (MBIA Insured)
         07-01-10               5.00%             $6,575,000          $7,138,083
State Department of Transportation
     Unlimited General Obligation Bonds
     Series 2002
         07-01-13               5.25               7,290,000           8,041,016
         07-01-14               5.25               7,645,000           8,343,294
State Division of Bond Finance
     Refunding Revenue Bonds
     Series 1997B (AMBAC Insured)
         07-01-12               6.00               2,500,000           2,914,375
State Housing Finance
     Revenue Bonds Westbrook Apartments
     Series 1998U-1 A.M.T.
         01-01-39               6.45               4,880,000           4,582,027
Sumter County Industrial Development Authority
     Industrial Development Revenue Bonds
     Little Sumter Utility Company
     Series 1997 A.M.T.
         10-01-27               7.25               3,900,000           3,860,493
Sumter County Industrial Development Authority
     Industrial Development Water & Sewer
     Revenue Bonds Little Sumter Utility Company
     Series 1998 A.M.T.
         10-01-27               6.75               2,795,000           2,683,088
Sumter County Village Community Development
     District #1 Capital Improvement Revenue Bonds
     Series 1992
         05-01-12               8.40                 280,000             286,051
Tampa Bay Utility Water System
     Refunding & Improvement Revenue Bonds
     Series 2001A (FGIC Insured)
         10-01-12               4.50               8,690,000           9,056,457
Village Center Community Development District
     Recreational Revenue Bonds
     Series 1996B
         01-01-17               8.25               2,430,000           2,572,835
Village Center Community Development District
     Recreational Revenue Bonds
     Series 1998C
         01-01-19               7.38               2,495,000           2,546,347
Village Community Development District #2
     Special Assessment District Revenue Bonds
     Series 1996
         05-01-17               7.63               3,150,000           3,332,417
Village Community Development District #4
     Marion County Special Assessment District
     Revenue Bonds Series 2002
         05-01-22               6.88               2,700,000           2,726,784
         05-01-32               6.95               3,500,000           3,528,105
Village Community Development District #5
     Special Assessment Revenue Bonds
     Series 2002B
         05-01-07               5.40               6,500,000           6,452,355
Volusia County Industrial Development Authority
     1st Mtge Refunding Revenue Bonds
     Series 1996
         11-01-26               7.63              10,925,000          13,175,768
Waterchase Community Development District
     Capital Improvement Revenue Bonds
     Series 2001B
         05-01-08               5.90               1,190,000           1,186,668
Total                                                                341,562,867

Georgia (2.4%)

Atlanta Airport
     Revenue Bonds Residual Certificates
     Series 2000 Inverse Floater (FGIC Insured)
         01-01-21              13.72               5,600,000(d)        6,346,760
Atlanta Airport
     Revenue Bonds Residual Certificates
     Series 2000 Inverse Floater (FGIC Insured)       A.M.T.
         01-01-18              15.17               3,720,000(d)        4,644,829
Atlanta Water & Wastewater
     Refunding Revenue Bonds
     Series 1999A (FGIC Insured)
         11-01-13               5.50               2,715,000           3,051,959
Colquitt County Development Authority
     Revenue Bonds
     Zero Coupon Escrowed to Maturity
     Series 1991
         12-01-21               6.87              46,350,000(c)       16,925,166

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Georgia (cont.)

Fulton County Development Authority
     Georgia Tech Foundation Funding
     Revenue Bonds Technology Square
     Series 2002A
         11-01-05               5.00%             $1,575,000          $1,702,843
         11-01-13               5.25               1,105,000           1,203,456
Fulton County Development Authority
     Revenue Bonds Series 2001
     (AMBAC Insured)
         10-01-07               5.00               1,700,000           1,865,665
         10-01-12               5.50               2,385,000           2,663,353
Richmond County Board of Education
     Unlimited General Obligation Bonds
     Series 2002
         11-01-07               5.00               2,500,000           2,744,800
Savannah Economic Development Authority
     1st Mtge Revenue Bonds
     Zero Coupon Series 1991A
         12-01-21               5.40              13,730,000(c)        5,013,647
Savannah Economic Development Authority
     Revenue Bonds Zero Coupon
     Series 1991C Escrowed to Maturity
         12-01-21               6.87              64,220,000(c)       23,450,575
State Municipal Electric Power Authority
     Revenue Bonds Series 2002A
     (FSA Insured)
         01-01-14               5.25              25,150,000          27,377,787
State Transportation & Tollway
     Authority Revenue Bonds Governors
     Transportation Choices Initiatives Series 2001
         03-01-12               5.25               6,000,000           6,604,320
State Unlimited General Obligation Bonds
     Series 1996B
         04-01-12               5.40               6,530,000           7,295,577
         04-01-13               5.40               7,525,000           8,389,246
Total                                                                119,279,983

Hawaii (1.1%)

City & County of Honolulu
     Refunding & Improvement
     General Obligation Bonds
     Series 1993 Inverse Floater
         09-07-06               8.90              10,000,000(d)       11,892,200
         09-11-08               9.20              10,000,000(d)       12,169,400
State Airports Systems
     Refunding Revenue Bonds
     Series 2001 Inverse Floater
     (FGIC Insured) A.M.T.
         07-01-18              14.10               8,000,000(d)        9,188,000
State Department Budget & Finance
     Special Purpose Revenue Bonds
     Series 2000 Inverse Floater A.M.T.
         07-01-20              14.35               9,000,000(d)       10,247,670
State General Obligation Refunding Bonds
     Series 2002CY (FSA Insured)
         02-01-13               5.75              10,920,000          12,395,947
Total                                                                 55,893,217

Illinois (4.6%)
Bradley Kankakee County Tax Increment
     Refunding Revenue Bonds Series 1993
         12-01-12               8.40               4,565,000           4,877,885
Carol Stream County Tax Increment
     Revenue Bonds Series 1997
         01-01-17               7.88               4,475,000           4,798,006
Chicago O'Hare International Airport
     2nd Lien Passenger Facility Revenue Bonds
     Series 2001A Inverse Floater
     (AMBAC Insured) A.M.T.
         07-01-09              14.15               1,885,000(d)        2,065,281
Chicago O'Hare International Airport
     2nd Lien Passenger Facility Revenue Bonds
     Series 2001B Inverse Floater
     (AMBAC Insured) A.M.T.
         07-01-09              14.15               2,070,000(d)        2,258,908
Chicago O'Hare International Airport
     2nd Lien Passenger Facility Revenue Bonds
     Series 2001C (AMBAC Insured) A.M.T.
         01-01-10               5.25               3,095,000           3,300,168
         01-01-11               5.25               3,260,000           3,460,425
Chicago Wastewater Transmission
     Revenue Bonds
     Series 1994 (MBIA Insured)
         01-01-24               6.38              22,500,000          24,959,924
Cook County Bedford Park
     Senior Lien Tax Increment
     Revenue Bonds Series 1997
         01-01-06               7.00                 680,000             697,326
         01-01-12               7.38               1,700,000           1,776,126

See accompanying notes to investments in securities.

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20 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Illinois (cont.)

Cook County Unlimited General Obligation
     Refunding Bonds Series 2002D
     (AMBAC Insured)
         11-15-13               5.25%            $15,895,000         $17,422,033
Development Finance Authority Pollution Control
     Refunding Revenue Bonds Commonwealth
     Edison Series 1994
         01-15-14               5.85               4,500,000           5,084,235
Educational Facilities Authority
     Regular Linked Revenue Bonds
     Loyola University of Chicago
     Series 1993 (FGIC Insured)
         07-01-12               5.75              12,000,000          12,435,960
Hodgkins General Tax Increment Bonds
     Series 1995A
         12-01-13               7.63               9,000,000           9,616,680
Lake County Antioch Community School District
     Unlimited General Obligation Bonds
     Capital Appreciation Zero Coupon
     Series 2000B (FGIC Insured)
         12-01-17               5.31               7,170,000(c)        3,352,907
         12-01-18               5.36              13,115,000(c)        5,756,830
         12-01-20               5.89               8,105,000(c)        3,110,618
Lake County Lake Zurich United School District
     Unlimited General Obligation Bonds
     Capital Appreciation Zero Coupon
     Series 2000 (FGIC Insured)
         12-01-17               5.57               1,350,000(c)          631,301
         12-01-19               5.67               4,785,000(c)        1,969,123
Lake County Lake Zurich United School District
     Unlimited General Obligation Bonds
     Capital Appreciation Zero Coupon
     Series 2000B (FGIC Insured)
         12-01-20               5.45               4,785,000(c)        1,836,435
Lakemoor Special Tax Revenue Bonds
     Series 1997
         03-01-27               7.80               8,920,000           9,607,286
Lansing Tax Increment
     Refunding Revenue Bonds
     Landings Redevelopment Area
     Limited Sales Tax Pledge
     Series 1992
         12-01-08               7.00              10,000,000          10,303,100
McHenry & Kane Counties
     Consolidated School District
     Unlimited General Obligation Bonds
     Capital Appreciation Zero Coupon
     Series 2000 (FGIC Insured)
         01-01-17               5.34               4,500,000(c)        2,189,250
         01-01-18               5.69               3,925,000(c)        1,793,097
         01-01-19               5.44               5,050,000(c)        2,166,400
         01-01-20               5.66               4,000,000(c)        1,601,160
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Capital Appreciation
     Refunding Revenue Bonds McCormick
     Zero Coupon Series 1994 (MBIA Insured)
         06-15-19               5.76               7,510,000(c)        3,170,947
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Capital Appreciation
     Refunding Revenue Bonds McCormick
     Zero Coupon Series 1996A (MBIA Insured)
         12-15-17               5.64               6,000,000(c)        2,800,260
         12-15-19               5.76               6,400,000(c)        2,628,352
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Refunding Revenue
     Bonds McCormick Zero Coupon Series 1994
     (MBIA Insured)
         06-15-17               6.61              11,210,000(c)        5,373,626
Schaumburg Special Assessment District
     Revenue Bonds Woodfield Road
     Series 1998
         12-01-28               6.75               3,314,000           3,348,598
State Development Finance Authority
     Pollution Control Refunding Revenue Bonds
     Illinois Power Series 1991A
         07-01-21               7.38              19,250,000          22,690,360
State Development Finance Authority
     Regency Park Retirement Housing
     Revenue Bonds Zero Coupon
     Series 1991B Escrowed to Maturity
         07-15-25               5.49              10,000,000(c)        2,877,600
State Development Finance Authority
     Retirement Housing Revenue Bonds
     Zero Coupon Series 1990
     Escrowed to Maturity
         04-15-20               7.75              68,000,000(c)       27,390,399

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Illinois (cont.)

State Health Facilities Authority
     Refunding Revenue Bonds
     Morris Hospital Series 1993
         12-01-23               6.13%             $3,005,000          $2,980,810
State Health Facilities Authority
     Revenue Bonds
     South Suburban Hospital
     Series 1992
         02-15-09               7.00               2,420,000           2,753,355
         02-15-18               7.00               3,025,000           3,714,277
Tinley Park Cook & Will Counties
     Limited Sales Tax Revenue Bonds
     Series 1988
         11-01-99              10.25                 895,000(b,j)             --
Tinley Park Cook & Will Counties
     Unlimited Ad Valorem
     Tax Bonds of Special Service
     Series 1988
         12-01-02              10.65                 110,000             110,012
         12-01-03              10.65                 120,000             121,373
         12-01-04              10.65                 135,000             137,213
         12-01-05              10.65                 150,000             152,940
         12-01-06              10.65                 165,000             168,846
         12-01-07              10.65                 185,000             189,608
Village of Gilberts Special Service Area
     Special Tax Improvement Bonds
     Big Timber Series 2001
         03-01-30               7.88               7,560,000           8,187,782
Total                                                                225,866,822

Indiana (1.3%)

East Chicago Elementary School Building
     Lake County 1st Mtge Refunding Bonds
     Series 1996
         01-05-16               6.25               8,000,000           9,250,080
Rockport Pollution Control
     Refunding Revenue Bonds
     Indiana Michigan Electric
     Series 1991B
         03-01-16               7.60               5,500,000           5,563,910
St. Joseph County Hospital Facility
     Revenue Bonds
     Memorial Hospital of South Bend
     Series 1980
         06-01-10               9.40               1,455,000           1,807,459
State Housing Finance Authority Single Family
     Mtge Revenue Bonds Series 2002A
     (FNMA/GNMA Insured) A.M.T.
         01-01-33               5.45               4,000,000           4,028,160
State Housing Finance Authority Single Family
     Mtge Revenue Bonds Series 2001
     Inverse Floater A.M.T.
         07-01-33              13.90               3,660,000(d)        3,721,927
Vincennes Economic Development
     Improvement Refunding Revenue Bonds
     Southwest Regional Youth Facilities
     Series 1999
         01-01-24               6.25              23,500,000          21,245,410
Vincennes Economic Development
     Revenue Bonds Southwest Indiana
     Regional Youth Village Facility Series 1994
         01-01-24               8.50              15,885,000          15,979,198
Total                                                                 61,596,144

Iowa (0.9%)

Muscatine Electric
     Refunding Revenue Bonds
     Series 1986
         01-01-05               6.00              10,845,000          10,890,115
         01-01-06               6.00              11,330,000          11,377,132
         01-01-07               5.00               1,250,000           1,254,100
         01-01-08               5.00               5,100,000           5,116,728
State Finance Authority
     Refunding Revenue Bonds
     Series 2002 (MBIA Insured)
         06-15-13               5.38               7,145,000           7,924,877
State Finance Authority Single Family
     Revenue Bonds
     Series 2001C Inverse Floater
     (GMAC/FNMA Insured) A.M.T.
         01-01-07              13.76               4,965,000(d)        5,109,333
Total                                                                 41,672,285

Kansas (0.2%)

Olathe Senior Living Facilities
     Lease Revenue Bonds Aberdeen Village
     Series 2000A
         05-15-30               8.00               2,500,000           2,542,075

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Kansas (cont.)

State Development Finance Authority
     Multi-family Revenue Bonds
     Tiffany Gardens Apartments
     Series 1999M A.M.T.
         09-01-29               6.75%             $5,040,000          $4,737,701
Wyandotte County Kansas City Multi-family
     Housing Revenue Bonds Park Victoria
     Apartments Series 1998 A.M.T.
         08-01-28               6.25               4,785,000           4,136,345
Total                                                                 11,416,121

Kentucky (0.6%)

Development Finance Authority Hospital Facility
     Revenue Bonds St. Luke Hospital
     Series 1989B
         10-01-19               6.00              21,305,000          21,320,766
Muhlenberg County Hospital
     Refunding Revenue Bonds
     Muhlenberg Community Hospital
     Series 1996
         07-01-10               6.75               6,780,000           7,027,741
Total                                                                 28,348,507

Louisiana (0.8%)

Hodge Village Combined Utility System
     Revenue Bonds Stone Container
     Series 1990 A.M.T.
         03-01-10               9.00              18,500,000          18,873,700
Local Government Environment Facilities &
     Community Development Authority
     Healthcare Facilities St. James Place
     Series 1999A
         11-01-29               8.00              10,000,000          10,379,300
Public Facilities Authority Revenue Bonds
     Glen Retirement Systems Series 1995A
         12-01-15               6.50               1,000,000           1,002,650
         12-01-25               6.70               1,500,000           1,503,645
West Feliciana Parish Demand
     Pollution Control Revenue Bonds
     Gulf State Utilities Series 1990
         05-01-15               9.00               6,000,000           6,130,800
Total                                                                 37,890,095

Maine (0.2%)

Finance Authority Multi-family Housing Revenue
     Obligation Securities Huntington Common
     Series 1997A
         09-01-27               7.50               5,000,000           4,272,900
Kennebunk Special Obligation
     Revenue Bonds Series 1999A
         07-01-24               7.00               4,650,000           4,436,147
Total                                                                  8,709,047

Maryland (2.6%)

Baltimore County Metropolitan District
     Unlimited General Obligation Refunding
     Bonds Series 2001
         06-01-12               5.50               3,500,000           3,940,790
Baltimore County Metropolitan District
     Unlimited General Obligation Refunding
     Bonds Series 2002
         09-01-14               5.25               3,215,000           3,512,323
Frederick County Obligation
     Special Tax Revenue Bonds
     Urbana Community Development Authority
     Series 1998
         07-01-25               6.63               6,000,000           6,158,580
Harford County Industrial Development
     Revenue Bonds Dorsey Series 1989
         04-16-05               8.00                 325,000             325,572
Howard County Unlimited General Obligation Public
     Improvement Refunding Bonds Series 2002A
         08-15-12               5.25               7,295,000           8,074,325
Montgomery County Unlimited General Obligation
     Refunding Bonds Series 2002A
         11-01-10               5.00              10,830,000(k)       11,876,828
Montgomery County Unlimited Tax
     General Obligation Bonds Series 2002A
         02-01-11               5.00               8,000,000           8,697,840
State & Local Facilities
     Unlimited General Obligation Capital
     Improvement Bonds Series 2002A
         03-01-14               5.50              10,000,000          11,203,500
         03-01-17               5.50              10,000,000          11,166,300
State & Local Facilities Loan Unlimited
     General Obligation Bonds
     Capital Improvement Series 2002A
         08-01-17               5.50              11,000,000          12,309,770

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Maryland (cont.)

State & Local Unlimited General
     Obligation Bonds
     2nd Series 2001
         07-15-12               5.50%             $5,000,000          $5,658,250
State General Obligation Bonds
     Series 2001C
         12-01-11               5.50              12,000,000          13,407,600
State Transportation Authority Facility
     Capital Appreciation Revenue Bonds
     Zero Coupon Series 1992 (FGIC Insured)
         07-01-10               6.33               3,000,000(c)        2,209,680
         07-01-11               6.33               6,700,000(c)        4,660,989
State Transportation Authority Facility
     Revenue Bonds Zero Coupon
     Series 1992 (FGIC Insured)
         07-01-12               6.35               5,000,000(c)        3,294,000
State Unlimited General Obligation Bonds
     Series 2001
         03-01-12               5.50              14,235,000          16,048,397
Washington Suburban Sanitation District
     Unlimited General Obligation Revenue Bonds
     Series 2001
         06-01-12               4.25               4,050,000           4,202,280
Total                                                                126,747,024

Massachusetts (2.6%)

Commonwealth of Massachusetts
     General Obligation Bonds Consolidated Loans
     Series 2002A (FGIC Insured)
         01-01-09               5.00              12,370,000          13,457,076
State Consolidated Loan General Obligation Bonds
     Series 2002C (FGIC Insured)
         11-01-13               5.50              40,000,000          44,814,400
State Consolidated Unlimited General Obligation Bonds
     Series 2001D (MBIA Insured)
         11-01-13               6.00              25,000,000          29,075,500
State Development Finance Agency
     Refunding Revenue Bonds
     Briarwood/Salem Retirement Community
     Series 2001B
         12-01-30               8.25               5,000,000           5,244,700
State Health & Educational Facilities Authority
     Refunding Revenue Bonds
     Christopher House Series 1999A
         01-01-29               6.88               5,000,000           4,698,100
State Health & Educational Facilities Authority
     Revenue Bonds Massachusetts Institute
     of Technology Series 2002K
         07-01-17               5.38               1,000,000           1,099,580
State Industrial Finance Agency
     Assisted Living Facility
     Revenue Bonds Marina Bay LLC
     Series 1997 A.M.T.
         12-01-27               7.50               2,000,000           2,066,040
State Industrial Finance Agency
     Assisted Living Facility
     Revenue Bonds Newton Group LLC
     Series 1997 A.M.T.
         09-01-27               8.00               4,300,000           4,614,416
State Limited General Obligation Refunding Bonds
     Consolidated Loans Series 2001D
     (MBIA Insured)
         11-01-13               5.50               5,000,000           5,601,800
State Port Authority Special Facilities
     Revenue Bonds
     Delta Air Lines Series 2001
     Inverse Floater (AMBAC Insured) A.M.T.
         01-01-22              13.88               6,660,000(d)        6,944,315
State Special Obligation Consolidated Loan
     Refunding Revenue Bonds Series 2002A
     (FGIC Insured)
         06-01-14               5.50               3,530,000           3,928,255
Water Resource Authority General
     Revenue Bonds Series 1992A
         07-15-19               6.50               3,500,000           4,216,520
Total                                                                125,760,702

Michigan (4.5%)

Concord Academy
     Certificates of Participation
     Series 1998
         10-01-19               7.00               1,000,000             899,710
Countryside Charter School
     Certificates of Participation
     Series 2000
         04-01-29               8.00               1,900,000           1,907,144
Countryside Charter School
     Full Term Certificates of Participation
     Berrien County Series 1999
         04-01-29               7.00               2,635,000           2,368,101

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Michigan (cont.)

Crawford County Economic Development
     Corporation Environmental Improvement
     Revenue Bonds Weyerhaeuser
     Series 1982A
         07-25-07               7.13%            $10,800,000         $11,618,856
Detroit Unlimited Tax
     General Obligation Pre-refunded Bonds
     Series 1995A
         04-01-15               6.80               1,375,000           1,538,488
Kalamazoo City School District Building & Site
     Unlimited General Obligation Bonds
     Series 2001 (FSA Insured)
         05-01-12               4.40               1,070,000           1,100,313
Livingston Academy Certificate of Participation
     Series 1999
         05-01-29               7.00               3,080,000           2,737,042
Midland County Economic Development
     Authority Unlimited Tax General Obligation
     Refunding Revenue Bonds
     Series 2000A A.M.T.
         07-23-09               6.88              15,150,000          15,268,473
Midland County Economic Development
     Limited Obligation Refunding Revenue Bonds
     Series 2000B
         07-23-09               6.75               5,000,000           5,059,350
Nataki Talibah Schoolhouse
     Certificates of Participation
     Series 2000
         06-01-30               8.25               5,665,000           5,750,485
Plymouth Educational Center
     Certificates of Participation
     Series 1999
         07-01-29               7.00               7,875,000           7,172,156
State Building Authority Refunding Revenue Bonds
     3rd Series 2002
         10-15-07               5.00               3,250,000(k)        3,565,705
State Municipal Bond Authority Clean Water
     Revolving Fund Revenue Bonds
     Series 2001
         10-01-09               5.00               9,840,000          10,752,266
         10-01-10               5.00               5,195,000           5,637,770
         10-01-12               5.00              10,435,000          11,204,999
State Municipal Bond Authority Clean Water
     Revolving Fund Revenue Bonds
     Series 2002
         10-01-13               5.50               8,855,000           9,971,881
         10-01-14               5.50               5,000,000           5,616,100
         10-01-15               5.50               5,000,000           5,613,250
         10-01-16               5.50               5,000,000           5,592,850
State Municipal Bond Authority Drinking Water
     Revolving Fund Refunding Revenue Bonds
     Series 2002
         10-01-13               5.50               5,000,000           5,616,650
State Refunding Unlimited General Obligation Bonds
     Series 2002
         12-01-13               5.50              20,000,000          22,592,600
State South Central Power Agency
     Power Supply System Refunding
     Revenue Bonds Series 2002
     (AMBAC Insured)
         11-01-08               5.00               7,895,000           8,643,446
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06               7.10              16,050,000          16,752,348
State Unlimited General Obligation Refunding Bonds
     Series 2002
         12-01-10               5.25               3,895,000           4,324,813
State Unlimited Tax General Obligation
     Refunding Revenue Bonds
     Series 2002
         12-01-16               5.50               1,500,000           1,681,185
State Utility Unlimited General Obligation
     Revenue Bonds Series 2001
         12-01-14               5.50               3,000,000           3,376,860
Strategic Fund Environmental Improvement
     Limited Obligation Refunding Revenue Bonds
     Crown Paper Company Series 1997B
         08-01-12               6.25               1,100,000(b)          140,800
Strategic Fund Limited Obligation Refunding
     Revenue Bonds Detroit Edison
     Series 1995AA (MBIA Insured)
         09-01-25               6.40              12,000,000          13,398,840
Summit Academy Certificates of
     Participation Pre-refunded Revenue Bonds
     Junior High School Facility Series 1999
         09-01-29               7.00               4,000,000           4,699,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Michigan (cont.)

Summit Academy Certificates of
     Participation Series 1998
         08-01-18               7.00%             $2,500,000          $2,271,650
Summit Academy Certificates of
     Participation Series 2001
         07-01-30               7.38               4,140,000           4,170,139
Summit Academy North Public School Academy
     Certificates of Participation Series 2001B
         07-01-30               8.75               1,050,000           1,013,954
Troy City Downtown Development Authority
     County of Oakland Development
     Pre-refunded Revenue Bonds
     Series 1995A
     (Radian Group Financial Guaranty)
         11-01-18               6.38               1,000,000           1,140,150
Van Buren Township
     Tax Increment Revenue Bonds
     Series 1994
         10-01-16               8.40               3,825,000           4,136,699
Wayne County Charter Airport
     Revenue Bonds Detroit Metropolitan Airport
     Series 1998B (MBIA Insured)
         12-01-11               5.25               4,040,000           4,418,265
Wayne County Charter Special Airport Facilities
     Revenue Bonds Northwest Airlines
     Series 1999 A.M.T.
         12-01-29               6.00               8,235,000           5,156,428
Wayne County Special Airport Facilities
     Refunding Revenue Bonds Northwest Airlines
     Series 1995
         12-01-15               6.75               6,240,000           4,853,659
Total                                                                221,762,425

Minnesota (3.7%)

Anoka County Housing & Redevelopment
     Authority Revenue Bonds
     Epiphany Assisted Living LLC
     Series 1999
         12-01-29               7.40               4,000,000           3,931,240
Fridley Senior Housing Revenue Bonds
     Banfill Crossing Homes Series 1999
         09-01-34               6.75               6,960,000           6,488,390
Hastings Housing & Redevelopment
     Authority Housing & Health Care
     Revenue Bonds Arbor Oaks
     Assisted Living Series 2000A
         01-01-32               8.25               5,685,000           5,827,864
Little Canada Multi-family Housing
     Revenue Bonds Housing
     Alternatives Development Company
     Series 1997A
         12-01-27               6.25                 690,000             632,330
Mahtomedi Multi-family Housing
     Refunding Revenue Bonds
     Briarcliff Series 1996 A.M.T.
         06-01-36               7.35               1,965,000           1,977,301
Maplewood Elder Care Facilities
     Revenue Bonds Care Institute
     Series 1994
         01-01-24               7.75               7,705,000(b)        6,192,277
Maplewood Multi-family Housing
     Refunding Revenue Bonds
     Carefree Cottages of Maplewood III
     Series 1995 A.M.T.
         11-01-32               7.20               4,770,000           4,873,318
Minneapolis & St. Paul Metropolitan
     Airports Commission
     Special Facilities Revenue Bonds
     Northwest Airlines Series 2001A A.M.T.
         04-01-25               7.00               9,000,000           6,604,200
Minneapolis & St. Paul Metropolitan
     Airports Commission Revenue Bonds
     Series 1999B
     (FGIC Insured) A.M.T.
         01-01-11               5.50               3,000,000           3,222,420
Minneapolis Unlimited General Obligation Bonds
     Series 2001
         12-01-12               5.00               3,600,000           3,901,140
Richfield Multi-family Housing
     Refunding Revenue Bonds
     Village Shores Apartments
     Series 1996
         08-01-31               7.63               4,750,000           4,877,965
Richfield Senior Housing
     Revenue Bonds Series 2000A
         02-01-35               7.75              11,000,000          11,229,350

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Minnesota (cont.)

Robbinsdale Multi-family Housing
     Revenue Bonds Copperfield Hill
     Series 1996A
         12-01-31               7.35%             $3,500,000          $3,358,670
Rochester Multi-family Housing
     Development Revenue Bonds
     Wedum Shorewood Campus
     Series 1999
         06-01-36               6.60              10,000,000           9,093,300
Roseville Housing Facilities Nursing Home
     Refunding Revenue Bonds
     College Properties Series 1998
         10-01-28               5.88               7,500,000           6,495,975
Sartell Health Care & Housing Facilities
     Revenue Bonds The Foundation for
     Health Care Continuums Series 1999A
         09-01-29               6.63               4,000,000           3,576,800
Southern Minnesota Municipal
     Power Agency Power Supply System
     Refunding Revenue Bonds
     Zero Coupon Series 1994A
     (MBIA Insured)
         01-01-23               6.75              26,500,000(c)        9,229,420
         01-01-25               6.81              27,500,000(c)        8,530,500
         01-01-26               6.81              27,500,000(c)        8,053,925
         01-01-27               6.81              11,450,000(c)        3,179,665
Southern Minnesota Municipal
     Power Agency Power Supply System
     Refunding Revenue Bonds Capital
     Appreciation Zero Coupon Series 1994A
     (MBIA Insured)
         01-01-22               6.73              17,500,000(c)        6,495,475
Southern Minnesota Municipal
     Power Agency Power Supply System
     Revenue Bonds Series 2002A
     (AMBAC Insured)
         01-01-17               5.25              15,000,000          16,212,750
St. Louis Park Health Care Facilities
     Revenue Bonds Health System Minnesota
     Obligated Group Inverse Floater Series 1993
     (AMBAC Insured)
         07-01-13               8.14              10,500,000(d)       10,742,340
St. Louis Park Multi-family
     Housing Refunding Revenue Bonds
     Park Boulevard Towers Series 1996
         04-01-31               7.00              10,985,000          10,956,659
St. Paul Housing & Redevelopment Authority
     Health Care Facilities Refunding Revenue Bonds
     Lyngblomsten Care Center Series 1993
         11-01-06               7.13               1,015,000           1,037,990
         11-01-17               7.13               2,335,000           2,342,309
St.  Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Lyngblomsten Multi-family Series 1993
         11-01-24               7.00               2,540,000           2,467,889
St. Paul Housing & Redevelopment Authority
     Lease Revenue Bonds
     Community of Peace Academy
     Series 2001A
         12-01-30               7.88               5,000,000           5,245,000
St. Paul Housing & Redevelopment Authority
     Lease Revenue Bonds
     Minnesota Business Academy
     Series 2000
         03-01-30               8.00               4,430,000           3,889,141
St. Paul Port Authority Redevelopment
     Multi-family Subordinate
     Refunding Revenue Bonds
     Burlington Apartments Series 1996C
         02-01-31               8.63               3,720,000           3,833,758
St. Paul Port Authority Revenue Bonds
     Hotel Facilities Radisson Kellogg
     2nd Series 1999
         08-01-29               7.38               6,500,000           6,478,745
State Business Academy Capital Appreciation
     Revenue Bonds Zero Coupon Series 2002
         06-30-07               6.00                 348,000(c)          265,350
Vadnais Heights Multi-family Housing
     Refunding Revenue Bonds
     Cottages of Vadnais Heights
     Series 1995 A.M.T.
         12-01-31               7.00               1,930,000           1,934,671
Total                                                                183,178,127

Mississippi (1.7%)

Gulfport Urban Renewal
     Multi-family Housing Revenue Bonds
     Woodchase Apartments
     Series 1998 A.M.T.
         12-01-28               6.75               2,980,000           2,621,744

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Mississippi (cont.)

Harrison County Waste Water
     Management District
     Refunding Bonds Series 1986
         02-01-15               5.00%             $4,250,000          $4,562,800
Jackson Housing Authority
     Multi-family Housing Revenue Bonds
     Lakeside Villas Apartments
     Series 1999D A.M.T.
         12-01-29               7.50               3,530,000           3,473,838
Jackson Industrial Development
     Revenue Bonds Dorsey Series 1989
         04-16-05               8.00                 268,000             269,755
Long Beach Urban Renewal Multi-family Housing
     Revenue Bonds
     Long Beach Square Apartments
     Series 1998 A.M.T.
         08-01-28               6.75               3,695,000           3,292,873
Lowndes County Solid Waste Disposal
     Pollution Control Refunding Revenue Bonds
     Weyerhauser Series 1992B
         04-01-22               6.70               4,000,000           4,370,640
State Capital Improvement Unlimited
     General Obligation Bonds
     Series 2002 (FGIC Insured)
         11-01-07               5.25               6,615,000           7,334,977
State Unlimited General Obligation
     Capital Improvement Bonds
     Series 2001
         11-01-12               5.00               8,700,000           9,353,892
State Unlimited General Obligation
     Refunding Bonds
     Series 2001
         09-01-12               5.50              10,000,000          11,244,100
State Unlimited General Obligation
     Refunding Bonds
     Series 2002A
         12-01-12               5.38               3,000,000           3,350,520
         12-01-13               5.50              13,885,000          15,619,098
State Unlimited General Obligation
     Refunding Bonds
     Series 2002D
         07-01-14               5.50               6,765,000           7,571,726
         07-01-16               5.50               7,570,000           8,439,263
Total                                                                 81,505,226

Missouri (0.4%)

St.  Louis Industrial Development Authority
     Refunding Revenue Bonds Kiel Center
     Multi-purpose Arena Series 1992 A.M.T.
         12-01-24               7.88              15,400,000          15,702,302
St. Louis Regional Convention & Sports Complex
     Authority Pre-refunded Revenue Bonds
     Series 1991C
         08-15-21               7.90               2,575,000           2,693,888
State Housing Development Commission
     Single Family Mtge Revenue Bonds Series
     2001 Inverse Floater
     (GNMA/FNMA Insured) A.M.T.
         09-01-33              13.75               3,295,000(d)        3,424,889
Total                                                                 21,821,079

Nebraska (0.7%)

Omaha Public Power District Electric System
     Revenue Bonds Series 1986A
         02-01-15               6.00               1,370,000           1,540,332
State Public Power District
     Refunding Revenue Bonds
     Series 1998A (MBIA Insured)
         01-01-14               5.25              28,610,000          30,244,489
Total                                                                 31,784,821

Nevada (0.9%)

Clark County School District General
     Obligation Bonds
     Series 2002C (MBIA Insured)
         06-15-13               5.38              10,000,000          10,973,600
Clark County Special Improvement District #121
     Local Improvement Bonds
     Southern Highlands Area Series 1999
         12-01-19               7.50              10,000,000          10,666,600
Director of the State Department of Business
     & Industry Las Vegas Monorail Capital
     Appreciation Revenue Bonds
     Zero Coupon Series 2000 (AMBAC Insured)
         01-01-19               5.75               5,105,000(c)        2,193,465
         01-01-23               5.93               5,000,000(c)        1,627,450
         01-01-26               5.93               8,500,000(c)        2,320,415
         01-01-27               5.97               5,315,000(c)        1,371,908
         01-01-29               5.58               6,425,000(c)        1,470,811

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Nevada (cont.)

Las Vegas Redevelopment Agency Tax Increment
     Subordinate Lien Revenue Bonds
     Series 1994A
         06-15-10               6.00%             $2,000,000          $2,054,760
         06-15-14               6.10               2,750,000           2,808,713
Washoe County School District General Obligation
     Refunding Bonds Series 2002B
     (FGIC Insured)
         06-01-14               5.50               5,955,000           6,638,336
Total                                                                 42,126,058

New Hampshire (0.1%)

Business Financial Authority
     Pollution Control & Solid Waste Disposal
     Refunding Revenue Bonds
     Crown Paper Company Series 1996
         01-01-22               7.75               4,255,000(b)          514,855
State Turnpike Systems
     Refunding Revenue Bonds
     Series 2002 (FSA Insured)
         10-01-12               5.25               4,590,000           5,056,574
Total                                                                  5,571,429

New Jersey (2.2%)

State Economic Development Authority
     Senior Lien Revenue Bonds
     Series 2001A (MBIA Insured)
         07-01-08               5.00              27,000,000          29,598,750
State Refunding Unlimited
     General Obligation Bonds
     Series 2001H
         07-01-12               5.25              10,000,000          11,029,000
State Transportation Toll Road Fund
     Authority Transportation Systems
     Refunding Revenue Bonds Series 2001C
     (FSA Insured)
         12-15-13               5.50               5,345,000           6,014,354
State Transportation Toll Road Fund
     Authority Transportation System
     Revenue Bonds Series 2001C
     (FSA Insured)
         12-15-11               5.50              10,000,000          11,258,100
         12-15-12               5.75              25,000,000          28,745,500
State Turnpike Authority Revenue Bonds
     Series 2000R Inverse Floater
         01-01-13              15.52               4,330,000(d)        6,363,585
State Turnpike Authority Toll Road
     Refunding Revenue Bonds
     Series 2000A (MBIA Insured)
         01-01-11               6.00              10,000,000          11,496,800
University of Medicine & Dentistry of New Jersey
     Revenue Bonds Series 2002A
     (AMBAC Insured)
         12-01-12               5.25               1,705,000           1,886,736
Total                                                                106,392,825

New Mexico (1.9%)

Bernalillo County Multi-family Housing
     Revenue Bonds Series 1997D
         04-01-27               7.70              14,615,000(b)        8,038,250
Farmington Pollution Control
     Refunding Revenue Bonds
     Series 1996B
         12-01-16               6.30              10,000,000          10,167,000
Farmington Pollution Control
     Refunding Revenue Bonds
     Series 1997A
         10-01-20               6.95               4,000,000           4,128,560
Farmington Pollution Control
     Refunding Revenue Bonds
     State Public Service San Juan
     Series 1993A
         08-15-23               6.40              30,650,000          30,979,487
Farmington Power
     Refunding Revenue Bonds
     Generating Division Series 1983
         01-01-13               9.88               5,000,000           5,911,900
Lordsberg Pollution Control
     Refunding Revenue Bonds
     Phelps Dodge Series 1993
         04-01-13               6.50              13,600,000          13,318,616

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

New Mexico (cont.)

Sandoval County Multi-family Housing
     Refunding Revenue Bonds
     Meadowlark Apartments
     Series 1998A A.M.T.
         07-01-38               6.38%            $11,155,000          $9,940,221
State Highway Commission
     Senior Lien Tax Revenue Bonds
     Series 2000A
         06-15-10               5.00              10,000,000          10,829,000
Total                                                                 93,313,034

New York (5.7%)

Dormitory Authority New York City
     University System Consolidated
     2nd Generation Resource Revenue Bonds
     Series 1990D
         07-01-09               7.00               5,000,000           5,726,750
Dormitory Authority New York State
     University Education Facility
     Revenue Bonds Series 1993A
         05-15-13               5.50              24,530,000          27,338,685
Huntington Housing Authority
     Revenue Bonds
     Senior Housing Facilities
     Gurwin Jewish Senior Residences
     Series 1999A
         05-01-39               6.00               2,000,000           1,711,680
Metropolitan Transportation Authority
     Refunding Revenue Bonds
     Series 2002A (AMBAC Insured)
         11-15-13               5.50              16,000,000          18,067,200
Metropolitan Transportation Authority
     Refunding Revenue Bonds
     Series 2002F (MBIA Insured)
         11-15-08               5.00               3,000,000           3,296,040
Metropolitan Transportation Authority
     Revenue Bonds
     Dedicated Tax Fund
     Series 2002A (FSA Insured)
         11-01-13               5.50               7,270,000           8,139,565
Metropolitan Transportation Authority
     Service Contract Revenue Bonds
     Series 2002B (MBIA Insured)
         01-01-13               5.50              10,160,000          11,387,734
New  York & New Jersey Port Authority
     Revenue Bonds 2nd Series 2000
     Inverse Floater (MBIA Insured) A.M.T.
         10-15-21              14.64               3,505,000(d)        4,064,503
New York City Health & Hospital Revenue Bonds
     Health Systems Series 2002A
     (FSA Insured)
         02-15-15               5.50               4,255,000           4,632,929
New York City Transitional Finance Authority
     Tax Revenue Bonds Series 2001B
         02-01-11               5.50               5,000,000           5,543,900
New York City Unlimited
     General Obligation Bonds
     Series 2000R Inverse Floater
     (FGIC Insured)
         05-15-14              15.02               1,790,000(d)        2,418,612
         05-15-15              15.02               1,890,000(d)        2,534,396
         05-15-16              15.03               1,175,000(d)        1,575,616
New York City Unlimited General Obligation
     Refunding Bonds Series 1996G
         02-01-17               5.75              20,000,000          21,081,600
New York City Unlimited General Obligation
     Refunding Revenue Bonds
     Series 2001F
         08-01-12               5.25              16,880,000          17,594,868
New York City Unlimited General Obligation
     Tax Refunding Revenue Bonds Series 2001G
     (FSA Insured)
         08-01-11               5.25               5,000,000           5,457,750
New York City Unlimited General Obligation
     Refunding Bonds Series 2002E
         08-01-16               5.75               8,210,000           8,625,590
New York City Unlimited General Obligation
     Refunding Bonds Series 2002E
     (MBIA Insured)
         08-01-15               5.63               2,000,000           2,202,780
State Dormitory Authority
     New York City University System
     Consolidated 2nd Generation Resource
     Revenue Bonds Series 1993A
         07-01-18               5.75               5,500,000           6,202,955
State Dormitory Authority Revenue Bonds
     School Districts Financing Program
     Series 2002D (MBIA Insured)
         10-01-08               5.00              13,010,000          14,276,654

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

New York (cont.)

State Energy Research & Development Authority
     Revenue Bonds Gas Facilities
     Residual Certificates Brooklyn Union Gas
     Series 2000 Inverse Floater (MBIA Insured)
         01-01-21              13.90%             $7,520,000(d)       $8,265,608
State Housing Finance Agency
     State University Construction
     Refunding Bonds Series 1986A
         05-01-13               6.50               3,500,000           4,190,795
State Mtge Agency Revenue Bonds
     2nd Series 2002R-181A
     Inverse Floater A.M.T.
         04-01-32              13.46               5,000,000(d)        5,367,350
State Power Authority Revenue Bonds
     Series 2002A
         11-01-16               5.25              20,000,000          21,292,400
State Thruway Authority
     Highway & Bridge Trust Fund
     Revenue Bonds Series 2001A
     (FGIC Insured)
         04-01-11               5.50               7,500,000           8,352,525
State Thruway Authority
     Local Highway & Bridge Tolls
     Revenue Bonds Series 2002
         04-01-15               5.50              15,000,000          16,347,450
State Urban Development
     Correctional Facility
     Refunding Revenue Bonds
     Series 1994A
         01-01-16               5.50               2,750,000           2,856,315
Triborough Bridge & Tunnel Authority
     Refunding Revenue Bonds
     Series 2002B
         11-15-14               5.25              15,000,000          16,380,150
         11-15-15               5.25              19,980,000          21,767,611
Total                                                                276,700,011

North Carolina (4.5%)

Charlotte Water & Sewer System
     Revenue Bonds Series 2002A
         07-01-14               5.50               5,695,000           6,396,453
         07-01-15               5.50               3,155,000           3,546,157
Eastern Municipal Power Agency
     Power System Pre-refunded Revenue Bonds
     Series 1986A
         01-01-17               5.00               6,220,000           6,589,655
Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 1986A
         01-01-18               4.00               8,675,000           8,223,293
Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 1988A
         01-01-26               6.00               1,940,000           2,228,788
Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 1989A
         01-01-10               7.50              29,160,000          35,373,727
         01-01-11               5.50              37,800,000          37,859,346
Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 1991A
         01-01-19               5.75              55,000,000          55,014,849
Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 1993B
         01-01-07               7.25               5,000,000           5,689,950
         01-01-09               6.13              10,000,000          10,940,100
         01-01-12               6.25              24,655,000          25,200,862
Eastern Municipal Power Agency
     Power System Refunding Revenue Bonds
     Series 2000 Inverse Floater (MBIA Insured)
         01-01-13              14.33               3,330,000(d)        4,348,481
Eastern Municipal Power Agency
     Power System Revenue Bonds
     Series 1993D
         01-01-13               5.88               2,300,000           2,350,002
Mecklenburg County Public Improvement
     Unlimited General Obligation Bonds
     Series 2001D
         02-01-12               4.00               3,600,000           3,632,904
         02-01-14               4.10               3,600,000           3,587,040
North Carolina Housing Finance Agency
     Single Family Revenue Bonds Inverse Floater
     Series 2002 A.M.T.
         01-01-34              13.39               3,300,000(d)        3,303,564

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

North Carolina (cont.)

Raleigh Durham Airport Authority
     Revenue Bonds Series 2001A
     (FGIC Insured)
         11-01-11               5.00%             $1,900,000          $2,038,396
State Unlimited General Obligation
     Public Improvement Bonds
     Series 2002A
         03-01-07               5.00               5,000,000           5,453,100
Total                                                                221,776,667

Ohio (1.8%)

Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10               6.25               1,415,000           1,497,905
Carroll Water & Sewer District
     Water System Improvement Unlimited Tax
     General Obligation Bonds Series 1996
         12-01-10               6.25               5,795,000           6,093,211
Cleveland Waterworks
     Refunding Revenue Bonds
     Series 2001J (FSA Insured)
         01-01-12               5.38               1,000,000           1,107,090
Cuyahoga County Health Care Facilities
     Refunding Revenue Bonds Judson
     Retirement Community Series 1996A
         11-15-18               7.25               4,130,000           4,339,680
Franklin County Health Care Facilities
     Refunding Revenue Bonds
     Lutheran Senior City Incorporated
     Series 1999
         12-15-28               6.13               4,705,000           4,016,282
Franklin County Multi-family Housing
     Refunding Revenue Bonds
     Jefferson Chase Apartments
     Series 1998B A.M.T.
         11-01-35               6.40               1,465,000           1,166,111
Franklin County Multi-family Housing
     Refunding Revenue Bonds
     West Bay Apartments Series 1998
     A.M.T.
         12-01-25               6.38               8,190,000(b)        5,323,500
Lorain County Independent Living & Hospital
     Facilities Refunding Revenue Bonds
     Elyria United Methodist Series 1996C
         06-01-22               6.88               2,100,000           2,144,205
Marion County Health Care Facilities
     Refunding & Improvement Revenue Bonds
     United Church Homes Series 1993
         11-15-15               6.30               1,800,000           1,828,152
State Building Authority Revenue Bonds
     Adult Correctional Building Fund
     Series 2002A
         04-01-14               5.00               2,600,000           2,744,768
State Building Authority Revenue Bonds
     Adult Correctional Building Fund
     Series 2002B
         04-01-14               5.25              12,000,000          13,115,400
State Building Authority Revenue Bonds
     Adult Correctional Building Fund
     Series 2002A
         04-01-15               5.00               2,730,000           2,856,317
State Common Schools Capital Facilities Unlimited
     General Obligation Bonds Series 2001B
         09-15-11               5.25               3,945,000           4,369,009
State Highway Capital Improvement
     Unlimited General Obligation Bonds
     Series 2002G
         05-01-07               5.00               9,500,000(k)       10,381,220
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Cleveland Electric Illuminating
     Series 1995
         08-01-25               7.70              13,000,000          13,883,349
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Toledo Edison Series 1994A A.M.T.
         10-01-23               8.00              10,000,000          10,625,000
State Water Development Authority
     Water Pollution Control Refunding Revenue
     Bonds Series 2002
         12-01-13               5.25               2,000,000           2,203,940
University of Ohio Genderal Receipts
     Revenue Bonds Series 2002A
         12-01-12               5.25                 750,000             827,333
Total                                                                 88,522,472

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Oklahoma (0.2%)

Jackson County Hospital Authority
     Refunding Revenue Bonds
     Jackson County Memorial Hospital
     Series 1994
         08-01-15               7.30%             $6,580,000          $6,510,646
State Municipal Power Authority
     Power System Revenue Bonds
     Series 2001A (FSA Insured)
         01-01-12               5.00               1,185,000           1,276,352
         01-01-13               5.00               1,020,000           1,089,860
Total                                                                  8,876,858

Oregon (0.8%)

Clackamus Community College
     Unlimited General Obligation
     Revenue Bonds Series 2001
     (FGIC Insured)
         06-15-11               5.00               2,250,000           2,441,970
         06-15-12               5.25               1,000,000           1,095,760
Portland Airport Revenue Bonds
     Portland International Airport
     Series 2001 (FGIC Insured) A.M.T.
         07-01-11               5.25               3,335,000           3,562,847
State Health Housing
     Educational & Cultural Facilities Authority
     Revenue Bonds Oregon Baptist Retirement
     Homes-Weidler Retirement Center
     Series 1996
         11-15-26               8.00               7,285,000           7,507,411
Washington Multnomah & Yamhill Counties
     Unlimited General Obligation Revenue Bonds
     Hillsboro District Series 2001 (MBIA Insured)
         06-01-11               5.00               2,995,000           3,249,575
Western Generation Agency
     Revenue Bonds Wauna Cogeneration
     Series 1994A
         01-01-21               7.13              13,600,000          13,614,416
Western Generation Agency
     Revenue Bonds Wauna Cogeneration
     Series 1994B A.M.T.
         01-01-16               7.40               9,000,000           9,200,160
Total                                                                 40,672,139

Pennsylvania (2.1%)

Beaver County Industrial Development Authority
     Collateralized Pollution Control
     Refunding Revenue Bonds
     Cleveland Electric Illuminating
     Series 1995
         05-01-25               7.63               7,500,000           7,991,400
Beaver County Industrial Development Authority
     Collateralized Pollution Control
     Refunding Revenue Bonds
     Cleveland Electric Illuminating
     Series 1995A
         07-15-25               7.75              21,150,000          22,675,127
Beaver County Industrial Development Authority
     Collateralized Pollution Control
     Refunding Revenue Bonds
     Toledo Edison Series 1995A
         05-01-20               7.75              14,000,000          15,085,560
Beaver County Industrial Development Authority
     Pollution Control Refunding Revenue Bonds
     Toledo Edison-Beaver Valley
     Series 1995
         05-01-20               7.63              11,700,000          12,466,584
Delaware County Authority 1st Mtge
     Revenue Bonds Series 1996
         06-01-26               7.00              10,000,000           9,909,000
Harrisburg Dauphin County
     General Obligation Bonds
     Zero Coupon Series 1997F
     (AMBAC Insured)
         09-15-21               5.52               1,000,000(c)          371,410
         09-15-22               5.52               1,000,000(c)          346,950
Montgomery County
     Higher Education & Health Authority
     Revenue Bonds
     Temple Continuing Care Center
     Series 1999
         07-01-29               6.75              10,000,000           7,595,200
Philadelphia Industrial Development
     Lease Authority
     Revenue Bonds
     Series 2001B (FSA Insured)
         10-01-13               5.50               7,925,000           8,752,132

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Pennsylvania (cont.)

Philadelphia Water & Wastewater
     Pre-refunded Revenue Bonds
     Series 1993 (FSA Insured)
         06-15-15               5.50%             $4,380,000          $4,566,325
State University Refunding Revenue Bonds
     Series 2002
         08-15-16               5.25               1,000,000           1,089,980
State Unlimited General Obligation
     Refunding Bonds
     Series 2002
         02-01-12               5.50               5,970,000           6,661,266
         02-01-13               5.50               5,000,000           5,586,000
Total                                                                103,096,934

Puerto Rico (1.0%)(h)

Commonwealth of Puerto Rico
     Highway & Transportation Authority
     Refunding Revenue Bonds
     Series 2002E (FSA Insured)
         07-01-13               5.50              10,000,000          11,339,600
Commonwealth of Puerto Rico
     Power Authority Refunding Revenue Bonds
     Series 2002JJ (MBIA Insured)
         07-01-13               5.25               5,000,000           5,562,450
Commonwealth of Puerto Rico
     Public Improvement Unlimited
     General Obligation Refunding Bonds
     Series 2001A (XLCA Insured)
         07-01-17               5.50               1,000,000           1,118,610
Commonwealth of Puerto Rico
     Unlimited General Obligation Bonds
     Residual Certificates Series 2001
     Inverse Floater (MBIA Insured)
         07-01-23              12.12              13,630,000(d)       13,496,699
Commonwealth of Puerto Rico
     Unlimited General Obligation Refunding
     Bonds Series 2002 (FGIC Insured)
         07-01-14               5.50               3,000,000           3,396,090
Housing Finance Corporation Home Mtge
     Revenue Bonds Mortgaged-Backed
     Securities Series 2001 Inverse Floater
     A.M.T.
         12-01-28              13.37               3,500,000(d)        3,584,315
Public Buildings Authority
     Guaranteed Revenue Bonds
     Residual Certificates Series 2000
     Inverse Floater (FSA Insured)
         07-01-21              13.25               3,120,000(d)        3,435,151
Puerto Rico Electric Power Authority
     Refunding Revenue Bonds
     Series 2002 (MBIA Insured)
         07-01-18               5.00               4,775,000           5,084,420
Total                                                                 47,017,335

South Carolina (1.7%)

Cherokee County Spring City
     Industrial Development Revenue Bonds
     Knitting Cluett Peabody Series 1979
         09-01-09               7.40               5,200,000           6,163,820
Jobs Economic Development Authority
     1st Mtge Health Facilities
     Revenue Bonds Westly Commons
     Series 2000
         10-01-31               8.00              10,000,000           9,514,600
Piedmont Municipal Power Agency Electric
     Refunding Revenue Bonds
     Series 1986A
         01-01-24               5.75               7,550,000           7,334,146
State Capital Improvement
     Unlimited General Obligation
     Series 2002A
         01-01-13               5.25               9,390,000          10,349,752
State Highway Unlimited
     General Obligation Bonds
     Series 2001B
         04-01-12               4.50               6,000,000           6,288,840
State Public Service Authority
     Refunding Revenue Bonds
     Series 2002D (FSA Insured)
         01-01-13               5.25              10,800,000          11,836,152

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

South Carolina (cont.)

State School Facilities
     Unlimited General Obligation Bonds
     Series 2002A
         01-01-12               5.00%            $10,715,000         $11,626,418
         01-01-13               5.00              11,220,000          12,143,518
State Unlimited General Obligation Capital
     Improvement Bonds
     Series 2002A
         01-01-12               5.25               8,960,000           9,892,288
Total                                                                 85,149,534

South Dakota (0.7%)

Heartland Consumers Power District
     Electric System Refunding Revenue Bonds
     Series 1986
         01-01-10               6.00              10,205,000          11,498,790
Sioux Falls Multi-family Housing
     Revenue Bonds Series 1996A
         12-01-34               7.50              11,970,000          11,562,900
State Lease Revenue
     Trust Certificates Series 1993A
     (CGIC Insured)
         09-01-17               6.70               7,260,000           8,969,803
Total                                                                 32,031,493

Tennessee (0.3%)

Nashville & Davidson Counties
     Health & Education Facilities
     1st Mtge Revenue Bonds
     Blakeford at Green Hills CCRC
     Series 1994A
         07-01-24               9.25              12,230,000          13,839,223

Texas (7.5%)

Aldine Independent School District
     Unlimited General Obligation
     Refunding Bonds Series 2001
     (Permanent School Fund Guarantee)
         02-15-11               5.00               2,000,000           2,144,480
Alliance Airport Authority
     Special Facility Revenue Bonds
     American Airlines Series 1990 A.M.T.
         12-01-29               7.50              15,400,000           6,003,228
Austin Electric Utility Systems
     Refunding Revenue Bonds
     Series 2002 (FSA Insured)
         11-15-14               5.50               3,485,000           3,876,261
Austin Electric Utility Systems
     Refunding Revenue Bonds
     Series 2002A (AMBAC Insured)
         11-15-15               5.50              12,545,000          13,883,802
Board of Regents of Texas Tech University System
     Revenue Bonds 7th Series 2002
     (MBIA Insured)
         08-15-09               5.25               1,605,000           1,771,920
Board of Regents of the University System
     General Refunding Revenue Bonds
     Series 1986
         08-15-07               6.50               2,565,000           2,867,516
Castlewood Municipal Utility District
     Water & Sewer Systems
     Unlimited Tax & Refunding Revenue Bonds
     Series 1997
         04-01-14               6.75               2,510,000           2,637,307
Colony Municipal Utility
     District #1 Denton County
     Series 1980
         08-01-07               9.25               1,000,000           1,279,660
Corpus Christi Unlimited General Obligation
     Refunding Bonds Series 2001 (FSA Insured)
         03-01-11               5.00               3,690,000           3,963,171
         03-01-12               5.00               3,400,000           3,655,204
Cypress-Fairbanks Independent School District
     Unlimited General Obligation Refunding
     Revenue Bonds Series 2002
     (Permanent School Fund Guarantee)
         02-15-08               5.00               2,000,000(k)        2,170,540
         02-15-10               5.00               5,000,000(k)        5,380,950
Dallas & Fort Worth International Airport
     Special Facility Revenue Bonds
     American Airlines Series 1999 A.M.T.
         05-01-35               6.38               6,415,000           2,565,936
Dallas & Fort Worth International Airport
     Special Facility Revenue Bonds
     Delta  Airlines Series 1991 A.M.T.
         11-01-26               7.13              13,500,000           7,695,000
Dallas Area Rapid Transit
     Senior Lien Revenue Bonds
     Series 2001 (AMBAC Insured)
         12-01-09               5.50               2,000,000           2,244,620

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Texas (cont.)

Denison Hospital Authority Hospital
     Pre-refunded Revenue Bonds
     Texoma Medical Center
     Series 1994
         08-15-24               7.10%             $1,350,000          $1,487,835
EL Paso Health Facilities Development
     Revenue Bonds Series 2001
         08-15-31               7.75               5,000,000           4,970,600
Fate Higher Education Facilities
     Revenue Bonds North Hills School
     Series 2000
         12-01-25               7.75               5,910,000           6,278,429
Harris County Capital Appreciation
     Refunding Revenue Bonds
     Zero Coupon Series 1996
     (MBIA Insured)
         10-01-16               5.10               6,550,000(c)        3,306,964
Harris County Health Facilities
     Hospital Revenue Bonds
     Memorial Hospital Series 1992
         06-01-15               7.13               7,120,000           7,688,390
Houston Airport Systems
     Revenue Bonds 2nd Series 2000
     Inverse Floater (FSA Insured) A.M.T.
         07-01-18              13.72               4,350,000(d)        4,790,568
         07-01-19              13.75               2,660,000(d)        2,878,572
Houston Airport Systems Special Facilities
     Revenue Bonds Continental Airlines
     Series 2001E A.M.T.
         07-01-29               6.75              15,000,000           8,686,800
Houston Limited General Obligation
     Public Improvement Refunding Bonds
     Series 2001B (FSA Insured)
         03-01-12               5.38              12,340,000          13,485,892
Houston Public Improvement General Obligation
     Refunding Bonds Series 2002
     (MBIA Insured)
         03-01-10               5.00              26,630,000(k)       28,703,145
Houston Water & Sewer System
     Junior Lien Refunding
     Revenue Bonds Series 2002B
     (AMBAC Insured)
         12-01-14               5.75              10,000,000          11,229,500
Karnes County Public Facility
     Lease Revenue Bonds
     Series 1995
         03-01-15               9.20              13,930,000          16,252,549
Katy Development Authority Metro Contract
     Revenue Bonds Sales Tax
     Series 1999A
         06-01-09               5.75              12,580,000          13,241,079
Lower Colorado River Authority
     Refunding Revenue Bonds
     Series 2002 (MBIA Insured)
         05-15-18               5.00               4,990,000           5,108,363
Lubbock Health Facilities Development
     Corporation Fixed Rate 1st Mtge
     Revenue Bonds Carillon Series 1999A
         07-01-29               6.50              18,645,000          16,605,796
Montgomery County Municipal Utility
     District #42 Refunding Revenue Bonds
     Waterworks & Sewer Systems
     Series 1999
         09-01-23               6.88               1,975,000           2,082,302
Municipal Power Agency
     Refunding Revenue Bonds
     Series 1993 (MBIA Insured)
         09-01-09               5.25               8,000,000           8,815,120
North Central Health Facilities
     Development Revenue Bonds
     Retirement Facility Northwest Senior Housing
     Series 1999A
         11-15-29               7.50              11,750,000          11,603,595
Northside Independent School District
     Unlimited General Obligation
     Refunding Bonds Series 2001
     (Permanent School Fund Guarantee)
         02-15-12               5.50               3,720,000           4,090,624
Rio Grande City Consolidated
     Independent School District
     Public Facilities Lease
     Revenue Bonds Series 1995
         07-15-10               6.75               4,000,000           4,492,040
San Antonio Electric & Gas Systems
     Refunding Revenue Bonds
     Series 2002
         02-01-14               5.38              10,000,000          10,954,400
         02-01-15               5.38              27,000,000          29,538,809

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Texas (cont.)

San Antonio Water Systems
     Revenue Bonds Series 2002A
     (FSA Insured)
         05-15-12               5.50%             $1,105,000          $1,228,948
Southwest Higher Education Authority
     Revenue Bonds
     Southern Methodist University
     Series 2002 (AMBAC Insured)
         10-01-15               5.50               3,420,000           3,734,743
State Department of Housing & Community Affairs
     Single Family Revenue Bonds
     2nd Series 2002A Inverse Floater
     (MBIA Insured) A.M.T.
         03-01-34              13.89               2,260,000(d)        2,361,293
State Department of Housing & Community Affairs
     Single Family Revenue Bonds
     2nd Series 2002B Inverse Floater
     (MBIA Insured) A.M.T.
         03-01-34              13.88               2,000,000(d)        2,076,560
State Public Finance Authority
     Refunding Revenue Bonds
     Series 2002 (FGIC Insured)
         02-01-10               5.00              10,650,000(k)       11,471,541
State Public Finance Authority
     Unlimited General Obligation
     Refunding Bonds Series 1997
         10-01-12               5.00               4,275,000           4,509,997
State Turnpike Authority Second Tier
     Anticipation Notes
     Series 2002
         06-01-08               5.00              36,475,000          39,613,673
State University System Financing
     Refunding Revenue Bonds
     Series 2002 (FSA Insured)
         03-15-17               5.00               4,260,000           4,380,899
University of Texas
     Permanent University Fund College
     Refunding Revenue Bonds
     Series 2002A
         07-01-09               5.00               7,110,000           7,741,226
Wichita County Health Facilities
     Development Refunding Revenue Bonds
     Rolling Meadows Series 1998A
         01-01-28               6.25              10,000,000           8,977,800
Wylie Independent School District
     Unlimited General Obligation
     Refunding Bonds Zero Coupon
     Series 2001 (Permanent School Fund Guarantee)
         08-15-12               4.80               3,385,000(c)        2,209,796
         08-15-15               5.10               1,690,000(c)          916,774
         08-15-20               5.46               3,000,000(c)        1,171,560
Total                                                                368,825,777

Utah (2.1%)

Carbon County Solid Waste Disposal
     Refunding Revenue Bonds
     Sunnyside Cogeneration
     Series 1999A A.M.T.
         08-15-23               7.10              11,470,000          11,277,992
Carbon County Solid Waste Disposal
     Refunding Revenue Bonds
     Sunnyside Cogeneration
     Series 1999B
     A.M.T.
         08-15-24               6.82               3,920,000           1,038,447
Eagle Mountain Special Assessment
     Revenue Bonds Special Improvement
     District #00-1 Series 2001
         02-01-21               8.25               6,380,000           6,516,085
Eagle Mountain Special Assessment
     Revenue Bonds Special Improvement
     District #98-1 Series 1999
         12-15-12               6.25              11,305,000          11,419,407
Hurricane Health Facilities
     Development Revenue Bonds
     Mission Health Services
     Series 1990
         07-01-20              10.50               7,095,000(b)        5,132,381
Intermountain Power Agency
     Power Supply
     Pre-refunded Revenue Bonds
     Series 1986 (AMBAC Insured)
         07-01-13               5.00               3,200,000           3,233,440
Intermountain Power Agency
     Power Supply
     Pre-refunded Revenue Bonds
     Series 1987A (MBIA Insured)
         07-01-12               5.00               5,050,000           5,102,773

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Utah (cont.)

Intermountain Power Agency
     Power Supply
     Refunding Revenue Bonds
     Series 1998A (MBIA Insured)
         07-01-12               5.25%            $20,550,000         $22,257,499
Intermountain Power Agency
     Power Supply
     Residual Certificates
     Series 2000 Inverse Floater
     (MBIA Insured)
         07-01-17              14.42              15,330,000(d)       19,485,656
Salt Lake City Refunding & Building
     Unlimited General Obligation Bonds
     Series 2002
         06-15-13               5.50               3,705,000           4,155,491
         06-15-14               5.50               4,940,000           5,527,465
         06-15-15               5.50               5,195,000           5,810,504
Tooele County Pollution Control
     Refunding Revenue Bonds
     Laidlaw Environmental Services Incorporated
     Series 1997A A.M.T.
         07-01-27               7.55               4,000,000(b)              400
Total                                                                100,957,540

Vermont (0.1%)

University of Vermont General Obligation Revenue
     Bonds Series 2002 (AMBAC Insured)
         10-01-15               5.50               2,000,000           2,192,460
         10-01-16               5.50               2,110,000           2,295,364
Total                                                                  4,487,824

Virginia (2.0%)

Arlington County Unlimited General Obligation
     Public Improvement Bonds
     Series 2001
         02-01-07               4.50               3,295,000           3,534,019
Fairfax County EconomicDevelopment Authority
     Educational Facilities Revenue Bonds
     Browne Academy Series 1998
         10-01-08               6.00               1,005,000           1,052,677
         10-01-23               6.45               5,200,000           5,254,132
Fairfax County Public Improvement Refunding
     General Obligation Bonds Series 2001A
         06-01-07               5.00              10,000,000          10,954,900
Fairfax County Redevelopment & Housing
     Authority Multi-family Housing Revenue
     Bonds Burkeshire Commons Series 1996
         10-01-36               7.60              13,000,000          13,780,780
Loudoun County Public Improvement
     General Obligation Bonds Series 2001C
         11-01-12               5.00               3,010,000           3,281,081
Metropolitan Washington D.C. Airport Authority
     Revenue Bonds 2nd Series 2001R
     Inverse Floater (MBIA Insured) A.M.T.
         10-01-27               9.61               6,895,000(d)        7,269,261
Norfolk Unlimited General Obligation Capital
     Improvement Refunding Bonds
     Series 2002
         01-01-12               5.00               6,910,000           7,459,276
Richmond Unlimited General Obligation Bonds
     Series 2002A (FSA Insured)
         07-15-09               5.25               2,150,000           2,389,295
         07-15-10               5.25               2,150,000           2,378,502
State Commonwealth Transportation Board
     Federal Highway Reimbursement Notes
     Revenue Bonds Series 2002
         09-27-12               5.00              10,000,000          10,847,800
State Commonwealth Transportation Board
     Refunding Revenue Bonds
     Northern Virginia Transportation
     Series 2002A
         05-15-09               5.00               6,815,000           7,445,933
State Commonwealth Transportation Board
     Refunding Revenue Bonds
     U.S. Route 58 Corridor
     Series 2002B
         05-15-09               5.00               4,435,000           4,845,592
State Commonwealth Transportation Board
     Route 28 Refunding Revenue Bonds
     Series 2002
         04-01-14               5.00               5,925,000           6,268,946
         04-01-15               5.00               4,225,000           4,430,377
         04-01-17               5.00               4,860,000           5,017,124
Total                                                                 96,209,695

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Washington (3.8%)

Chelan County Public Utility District #1
     Capital Appreciation Bonds
     Columbia River Rock Island Highway
     Zero Coupon Series 1997A (MBIA Insured)
         06-01-20               5.68%            $10,000,000(c)       $3,907,900
Clark County Refunding Revenue
     Bonds Series 2001B (AMBAC Insured)
         12-01-12               5.25               2,565,000           2,825,014
King County Housing Authority
     Pooled Housing Refunding
     Revenue Bonds Series 1995A
         03-01-26               7.20               4,000,000           4,180,560
King County Limited General
     Obligation Refunding Bonds
     Series 2002
         12-01-13               5.50              14,310,000          16,002,873
Longview Industrial Development Corporation
     Solid Waste Revenue Bonds
     Weyerhaeuser Series 1991 A.M.T.
         02-01-13               7.45              20,000,000          20,198,800
Northwest Energy Electric Refunding Revenue Bonds
     Columbia Generating Series 2001A
     (FSA Insured)
         07-01-17               5.50              10,000,000          10,651,100
Northwest Energy Electric Revenue Bonds
     Series 2001 Inverse Floater
     (FSA Insured)
         01-01-10              13.84               7,160,000(d)        8,405,196
Public Power Supply System Linked
     Revenue Bonds
     Series 1993 (FSA Insured)
         07-01-11               5.61              40,000,000          45,511,999
Seattle Drain & Wastewater Refunding
     Revenue Bonds Series 2002
     (FGIC Insured)
         07-01-08               4.00               1,900,000(k)        1,972,732
         07-01-10               4.50               2,050,000(k)        2,146,535
Snohomish County Public Utility District #1
     Generation System Refunding Revenue Bonds
     Series 1986A
         01-01-20               5.00              17,750,000          18,476,153
State Housing Finance Commission
     Refunding Revenue Bonds
     Horizon House Series 1995A
     (Radian Group Financial Guaranty)
         07-01-17               6.00               3,700,000           3,883,261
         07-01-27               6.13               3,845,000           4,032,982
State Unlimited General Obligation Bonds
     Residual 1st Series 2000
     Inverse Floater
         07-01-18              14.17               4,010,000(d)        4,834,897
State Unlimited General Obligation Bonds
     Residual 2nd Series 2000
     Inverse Floater
         07-01-19              14.14               3,975,000(d)        4,792,697
Tacoma Electric System
     Refunding Revenue Bonds
     Series 2001A (FSA Insured)
         01-01-20               5.75               5,000,000           5,398,000
         01-01-21               5.63              16,000,000          16,914,080
Tacoma Electric System
     Refunding Revenue Bonds
     Series 2001B (FSA Insured)
         01-01-07               5.50               5,780,000           6,371,756
         01-01-12               5.50               5,000,000           5,562,600
Total                                                                186,069,135

West Virginia (0.6%)

Kanawha County Pollution Control
     Revenue Bonds Union Carbide
     Series 1984
         08-01-04               7.35               3,000,000           3,237,300
Mason County Pollution Control
     Refunding Revenue Bonds
     Appalachian Power Series 1992J
         10-01-22               6.60              25,000,000          25,155,750
South Charleston Pollution Control
     Refunding Revenue Bonds
     Union Carbide Series 1985
         08-01-05               7.63               3,000,000           3,289,950
Total                                                                 31,683,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of
issue (e,f)

Wisconsin (1.2%)

Milwaukee Unlimited General Obligation
     Refunding Bonds Series 2002A
     (FSA Insured)
         09-01-13               5.25%            $14,715,000         $16,160,454
         09-01-14               5.25              16,715,000          18,280,361
State Clean Water Refunding Revenue Bonds
     2nd Series 2002 (MBIA Insured)
         06-01-13               5.50               4,140,000           4,626,947
         06-01-14               5.50               3,555,000           3,962,936
         06-01-15               5.50               3,740,000           4,166,771
State Health & Educational Facilities Authority
     Revenue Bonds FH Healthcare Development
     Series 1999
         11-15-28               6.25              10,000,000          10,261,600
Total                                                                 57,459,069

Wyoming (0.3%)

State Community Development Authority
     Revenue Bonds Series 2001 Inverse Floater
     (FSA Insured) A.M.T.
         06-01-17              13.36               3,730,000(d)        3,809,673
State Community Development Authority Housing
     Revenue Bonds 1st Series 2002
     Inverse Floater A.M.T.
         12-01-26              14.05               4,170,000(d)        4,396,931
State Farm Loan Board Capital Facilities
     Revenue Bonds Series 1994
         04-01-24               6.10               5,000,000           5,200,950
Total                                                                 13,407,554

Total municipal bonds
(Cost: $4,550,463,604)                                            $4,726,204,765

Municipal notes (2.6%)

Issuer                    Annualized                  Amount            Value(a)
(e,f,g)                yield on date              payable at
                         of purchase                maturity

California State R.A.N. V.R. Series 2002
         06-20-03               1.80%             $7,000,000(i)       $7,000,000
Carroll County Kentucky Collateralized Solid Waste
     Disposal Facilities Revenue Bonds
     (Kentucky Utilities) V.R. Series 1994A
         11-01-24               1.40               5,800,000(i)        5,800,000
Chicago Illinois Midway Airport Revenue Bonds
     2nd Lien V.R. Series 1998B
     (MBIA Insured) A.M.T.
         01-01-29               1.60               8,000,000(i)        8,000,000
Chicago Illinois O'Hare Intl Airport Revenue Bonds
     American Airlines (Chicago O'Hare Intl)
     V.R. Series 1983B
         12-01-17               1.25               2,200,000(i)        2,200,000
Clark County Nevada Industrial Development
     Revenue Bonds Nevada Cogeneration
     V.R. Series 1992
         12-01-22               1.30               3,200,000(i)        3,200,000
Columbia Alabama Industrial Development Board
     Pollution Control Refunding Revenue Bonds
     Alabama Power V.R. Series 1995D
         10-01-22               1.40               2,000,000(i)        2,000,000
Cuyohoga County Ohio Hospital Revenue Bonds
     (Cleveland Clinic) V.R. Series 1997D
         01-01-26               1.25               4,900,000(i)        4,900,000
East Baton Rouge Louisiana Parish Solid Waste
     Disposal Revenue Bonds Exxon V.R.
     Series 1998
         12-01-28               1.35               2,200,000(i)        2,200,000
Gaston County North Carolina Industrial
     Facilities & Pollution Control Financing
     Authority Refunding Revenue Bonds
     Duke Energy V.R. Series 1999
         10-01-12               1.40               1,100,000(i)        1,100,000
Lexington-Fayette Kentucky Urban County
     Airport Refunding Revenue Bonds
     1st Mtge (Lexington ETC) V.R. Series 1998C
     (MBIA Insured) A.M.T.
         07-01-13               1.35               1,900,000(i)        1,900,000
Massachusetts State Health & Educational Facilities
     Authority Revenue Bonds
     Capital Asset Program
     (University of Massachusetts) V.R.
     Series 1985E
         01-01-35               1.30               3,100,000(i)        3,100,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
(e,f,g)                yield on date              payable at
                         of purchase                maturity

McIntosh Alabama Industrial Development Board
     Environmental Improvement Refunding
     Revenue Bonds (CIBA Specialty Chemicals)
     V.R. Series 1998E A.M.T.
         07-01-28              1.35%              $7,300,000(i)       $7,300,000
Michigan State Strategic Fund Revenue Bonds
     Dow Chemical (Michigan State)
     V.R. Series 1992 A.M.T.
         12-01-14               1.65               1,400,000(i)        1,400,000
Mississippi Business Financial Solid Waste
     Disposal Revenue Bonds
     (Mississippi Power) V.R.
     Series 1995 A.M.T.
         07-01-25               1.40               4,600,000(i)        4,600,000
Monroe County Georgia Development Authority
     Pollution Control Revenue Bonds
     Georgia Power - Scherer V.R.
     1st Series 1995
         07-01-25               1.25               2,500,000(i)        2,500,000
Montgomery County Ohio Revenue Bonds
     (MedAmerica)
     V.R. Series 1998A
         11-15-22               1.25               6,300,000(i)        6,300,000
New York City Unlimited General Obligation Bonds
     V.R. Series 2002C-5
         08-01-20               1.40              10,000,000(i)       10,000,000
Ohio State Air Quality Development Authority
     Pollution Control Refunding
     Revenue Bonds Toledo Edison V.R.
     Series 2000A
         04-01-24               1.30               3,500,000(i)        3,500,000
Ohio State Air Quality Development Authority
     Pollution Control Revenue Bonds
     Ohio Edison V.R. Series 2002C
         06-01-23               1.30               3,700,000(i)        3,700,000
Roanoke Virginia Industrial Development Authority
     Hospital Refunding Revenue Bonds
     (Carilion Health Systems) V.R.
     Series 2002B
         07-01-27               1.25               3,700,000(i)        3,700,000
San Antonio Texas General Improvement C.P.
         12-02-02               1.70              10,000,000          10,000,000
University of Missouri System Facilities
     Revenue Bonds (University of Missouri)
     V.R. Series 2001A
         11-01-31               1.20               9,100,000(i)        9,100,000
Wayne County Michigan Charter Airport
     Refunding Revenue Bonds
     Detroit Metropolitan V.R. Series 1996B
         12-01-16               1.90              23,000,000(i)       23,000,000

Total municipal notes
(Cost: $126,500,000)                                                $126,500,000

Total investments in securities
(Cost: $4,676,963,604)(m)                                         $4,852,704,765

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 2002. As of Nov. 30, 2002, the value of inverse floaters represented 6.1% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      -- ACA Financial Guaranty Corporation

     AMBAC    -- American Municipal Bond Association Corporation

     BIG      -- Bond Investors Guarantee

     CGIC     -- Capital Guaranty Insurance Company

     FGIC     -- Financial Guarantee Insurance Corporation

     FHA      -- Federal Housing Authority

     FNMA     -- Federal National Mortgage Association

     FSA      -- Financial Security Assurance

     GNMA     -- Government National Mortgage Association

     MBIA     -- Municipal Bond Investors Assurance

     XLCA     -- XL Capital Assurance

(f)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   -- Alternative Minimum Tax -- As of Nov. 30, 2002, the value of securities subject to alternative minimum tax represented 9.6% of net assets.

     B.A.N.   -- Bond Anticipation Note

     C.P.     -- Commercial Paper

     R.A.N.   -- Revenue Anticipation Note

     T.A.N.   -- Tax Anticipation Note

     T.R.A.N. -- Tax & Revenue Anticipation Note

     V.R.     -- Variable Rate

     V.R.D.B. -- Variable Rate Demand Bond

     V.R.D.N. -- Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(h) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.0% of net assets as of Nov. 30, 2002.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2002.

(j)  Negligible market value.

(k) At Nov. 30, 2002, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward commitment basis was $90,744,051.

(l) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(m) At Nov. 30, 2002, the cost of securities for federal income tax purposes was $4,676,963,604 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                     $ 277,247,242
     Unrealized depreciation                                      (101,506,081)
                                                                  ------------
     Net unrealized appreciation                                 $ 175,741,161
                                                                 -------------

--------------------------------------------------------------------------------
42 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 2002
Assets
Investments in securities, at value (Note 1)
   (identified cost $4,676,963,604)                            $4,852,704,765
Dividends and accrued interest receivable                          85,429,551
Receivable for investment securities sold                          40,194,657
                                                                   ----------
Total assets                                                    4,978,328,973
                                                                -------------
Liabilities
Disbursements in excess of cash on demand deposit                     100,358
Payable for investment securities purchased                        90,838,157
Accrued investment management services fee                            119,433
Other accrued expenses                                                 68,245
                                                                       ------
Total liabilities                                                  91,126,193
                                                                   ----------
Net assets                                                     $4,887,202,780
                                                               ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
43 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 2002
Investment income
Income:
Dividends                                                                        $    124,304
Interest                                                                          297,650,507
                                                                                  -----------
Total income                                                                      297,774,811
                                                                                  -----------
Expenses (Note 2):
Investment management services fee                                                 21,993,068
Compensation of board members                                                          29,080
Custodian fees                                                                        242,028
Audit fees                                                                             37,500
Other                                                                                  55,489
                                                                                       ------
Total expenses                                                                     22,357,165
   Earnings credits on cash balances (Note 2)                                         (42,594)
                                                                                      -------
Total net expenses                                                                 22,314,571
                                                                                   ----------
Investment income (loss) -- net                                                   275,460,240
                                                                                  -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                  40,085,111
   Swap transactions                                                              (12,715,445)
                                                                                  -----------
Net realized gain (loss) on investments                                            27,369,666
Net change in unrealized appreciation (depreciation) on investments               (52,589,346)
                                                                                  -----------
Net gain (loss) on investments                                                    (25,219,680)
                                                                                  -----------
Net increase (decrease) in net assets resulting from operations                  $250,240,560
                                                                                 ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                                                  2002                  2001
Operations
Investment income (loss) -- net                                               $   275,460,240       $   298,016,206
Net realized gain (loss) on investments                                            27,369,666            45,802,064
Net change in unrealized appreciation (depreciation) on investments               (52,589,346)           10,920,017
                                                                                  -----------            ----------
Net increase (decrease) in net assets resulting from operations                   250,240,560           354,738,287
                                                                                  -----------           -----------
Proceeds from contributions                                                     1,130,523,498         1,557,269,881
Fair value of withdrawals                                                      (1,480,022,481)       (1,802,396,160)
                                                                               --------------        --------------
Net contributions (withdrawals) from partners                                    (349,498,983)         (245,126,279)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                           (99,258,423)          109,612,008
Net assets at beginning of year                                                 4,986,461,203         4,876,849,195
                                                                                -------------         -------------
Net assets at end of year                                                     $ 4,887,202,780       $ 4,986,461,203
                                                                              ===============       ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Fund may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
46 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into Bond Market Association (BMA) swap agreements. BMA swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating BMA market interest rate versus a fixed interest rate. The Fund may employ BMA swaps to synthetically add or subtract principal exposure to the municipal market.

The BMA index serves as the reference for the floating market interest rate, and is a weekly high-grade market index comprised of 7-day tax-exempt variable rate demand notes produced by Municipal Market Data Group.

Risks of entering into a swap include a lack of correlation between BMA swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, BMA swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

BMA swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated.

--------------------------------------------------------------------------------
47 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of Nov. 30, 2002, the Portfolio has entered into outstanding when-issued securities of $70,974,364 and other forward-commitments of $19,769,687.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with American Express Financial Corporation (AEFC) to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov. 30, 2002, the Portfolio's custodian fees were reduced by $42,594 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,792,920,838 and $1,770,365,717, respectively, for the year ended Nov. 30, 2002. For the same period, the portfolio turnover rate was 37%. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
48 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS

TAX-FREE INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 2002. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 2002, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 10, 2003

--------------------------------------------------------------------------------
49 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP High Yield Tax-Exempt Fund

Nov. 30, 2002
Assets
Investment in Portfolio (Note 1)                                                                     $4,887,086,515
Capital shares receivable                                                                                   164,140
                                                                                                            -------
Total assets                                                                                          4,887,250,655
                                                                                                      -------------
Liabilities
Dividends payable to shareholders                                                                         2,520,699
Capital shares payable                                                                                       93,234
Accrued distribution fee                                                                                     82,636
Accrued transfer agency fee                                                                                   5,826
Accrued administrative services fee                                                                           8,340
Other accrued expenses                                                                                      124,736
                                                                                                            -------
Total liabilities                                                                                         2,835,471
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $4,884,415,184
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   11,151,607
Additional paid-in capital                                                                            4,758,166,942
Excess of distributions over net investment income                                                       (2,687,637)
Accumulated net realized gain (loss) (Note 4)                                                           (57,955,002)
Unrealized appreciation (depreciation) on investments                                                   175,739,274
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                             $4,884,415,184
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $4,503,122,065
                                                            Class B                                  $  353,777,834
                                                            Class C                                  $   27,513,311
                                                            Class Y                                  $        1,974
Net asset value per share of outstanding capital stock:     Class A shares      1,028,090,467        $         4.38
                                                            Class B shares         80,790,153        $         4.38
                                                            Class C shares          6,279,657        $         4.38
                                                            Class Y shares                451        $         4.38
                                                                                          ---        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Statement of operations
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30, 2002
Investment income
Income:
Dividends                                                                                     $    124,301
Interest                                                                                       297,680,138
                                                                                               -----------
Total income                                                                                   297,804,439
                                                                                               -----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                               22,314,059
Distribution fee
   Class A                                                                                      11,403,883
   Class B                                                                                       3,400,859
   Class C                                                                                         212,826
Transfer agency fee                                                                              2,004,943
Incremental transfer agency fee
   Class A                                                                                         204,920
   Class B                                                                                          33,138
   Class C                                                                                           2,644
Service fee -- Class Y                                                                               3,689
Administrative services fees and expenses                                                        1,631,443
Compensation of board members                                                                       19,071
Printing and postage                                                                               294,832
Registration fees                                                                                  118,582
Audit fees                                                                                          12,500
Other                                                                                               34,399
                                                                                                    ------
Total expenses                                                                                  41,691,788
   Earnings credits on cash balances (Note 2)                                                      (63,531)
                                                                                                   -------
Total net expenses                                                                              41,628,257
                                                                                                ----------
Investment income (loss) -- net                                                                256,176,182
                                                                                               -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                        40,085,709
   Swap transactions                                                                           (12,715,146)
                                                                                               -----------
Net realized gain (loss) on investments                                                         27,370,563
Net change in unrealized appreciation (depreciation) on investments                            (52,589,623)
                                                                                               -----------
Net gain (loss) on investments                                                                 (25,219,060)
                                                                                               -----------
Net increase (decrease) in net assets resulting from operations                               $230,957,122
                                                                                              ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP High Yield Tax-Exempt Fund

Year ended Nov. 30,                                                                  2002                  2001
Operations and distributions
Investment income (loss) -- net                                               $   256,176,182       $   278,515,803
Net realized gain (loss) on investments                                            27,370,563            45,801,859
Net change in unrealized appreciation (depreciation) on investments               (52,589,623)           10,919,116
                                                                                  -----------            ----------
Net increase (decrease) in net assets resulting from operations                   230,957,122           335,236,778
                                                                                  -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                     (242,147,882)         (265,591,820)
     Class B                                                                      (15,457,460)          (15,032,045)
     Class C                                                                         (961,388)             (377,459)
     Class Y                                                                         (209,572)             (149,250)
                                                                                     --------              --------
Total distributions                                                              (258,776,302)         (281,150,574)
                                                                                 ------------          ------------
Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                      1,371,898,888         2,087,660,197
   Class B shares                                                                  74,897,874            77,257,112
   Class C shares                                                                  18,771,048            13,435,211
   Class Y shares                                                                  23,674,528             9,567,310
Reinvestment of distributions at net asset value
   Class A shares                                                                 168,865,702           185,957,663
   Class B shares                                                                  11,824,301            11,694,987
   Class C shares                                                                     808,790               328,190
   Class Y shares                                                                          --                10,652
Payments for redemptions
   Class A shares                                                              (1,657,598,415)       (2,261,541,185)
   Class B shares (Note 2)                                                        (54,332,084)          (49,136,887)
   Class C shares (Note 2)                                                         (6,338,475)           (1,416,115)
   Class Y shares                                                                 (23,813,790)          (13,972,066)
                                                                                  -----------           -----------
Increase (decrease) in net assets from capital share transactions                 (71,341,633)           59,845,069
                                                                                  -----------            ----------
Total increase (decrease) in net assets                                           (99,160,813)          113,931,273
Net assets at beginning of year                                                 4,983,575,997         4,869,644,724
                                                                                -------------         -------------
Net assets at end of year                                                     $ 4,884,415,184       $ 4,983,575,997
                                                                              ===============       ===============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP High Yield Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP High Yield Tax-Exempt Series, Inc. (formerly AXP High Yield Tax-Exempt Fund, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP High Yield Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium and lower quality bonds (junk bonds) and other debt obligations whose interest may be exempt from federal income tax. The Fund may invest in higher-quality bonds and notes when the difference in yield between higher- and lower-quality securities does not warrant the increase in risk or there is not an adequate supply of lower-quality securities.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2002 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
53 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

Year ended Nov. 30,                                                     2002               2001

Class A
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*          $242,147,882     $265,591,820
     Long-term capital gain                                                   --               --

Class B
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*            15,457,460       15,032,045
     Long-term capital gain                                                   --               --

Class C
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*               961,388          377,459
     Long-term capital gain                                                   --               --

Class Y
Distributions paid from:
     Ordinary income -- tax-exempt interest distributions*               209,572          149,250
     Long-term capital gain                                                   --               --

* Tax-exempt interest distributions were 99.07% and 98.44% for the years ended 2002 and 2001, respectively.

As of Nov. 30, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                $    132,241
Accumulated gain (loss)                                        $(39,498,725)
Unrealized appreciation (depreciation)                         $156,983,818

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
54 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class C $20.00

o   Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $5,004,210 for Class A, $362,723 for Class B and $12,483 for Class C for the year ended Nov. 30, 2002.

During the year ended Nov. 30, 2002, the Fund's transfer agency fees were reduced by $63,531 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
55 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Nov. 30, 2002
                                            Class A           Class B          Class C           Class Y
Sold                                      312,995,210        16,944,001        4,246,075       5,384,874
Issued for reinvested distributions        38,294,801         2,681,905          183,099              --
Redeemed                                 (377,421,852)      (12,308,925)      (1,431,039)     (5,384,874)
                                         ------------       -----------       ----------      ----------
Net increase (decrease)                   (26,131,841)        7,316,981        2,998,135              --
                                         ------------       -----------       ----------      ----------

                                                               Year ended Nov. 30, 2001
                                              Class A           Class B          Class C           Class Y
Sold                                      471,574,833        17,424,525        3,028,891       2,155,661
Issued for reinvested distributions        42,025,276         2,643,145           74,081           2,393
Redeemed                                 (509,623,859)      (11,100,449)        (319,480)     (3,122,324)
                                         ------------       -----------       ----------      ----------
Net increase (decrease)                     3,976,250         8,967,221        2,783,492        (964,270)
                                         ------------       -----------       ----------      ----------

4. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $39,498,725 as of Nov. 30, 2002, that will expire in 2007 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS

The Fund has a revolving credit agreement with Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement went into effect Sept. 24, 2002. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, the Fund had a revolving credit agreement that permitted borrowings up to $200 million with U.S. Bank, N.A. The Fund had no borrowings outstanding during the year ended Nov. 30, 2002.

--------------------------------------------------------------------------------
56 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.41        $4.36        $4.34        $4.68        $4.64
Income from investment operations:
Net investment income (loss)                                        .23          .25          .25          .26          .26
Net gains (losses) (both realized and unrealized)                  (.03)         .06          .02         (.34)         .04
Total from investment operations                                    .20          .31          .27         (.08)         .30
Less distributions:
Dividends from net investment income                               (.23)        (.26)        (.25)        (.26)        (.26)
Net asset value, end of period                                    $4.38        $4.41        $4.36        $4.34        $4.68

Ratios/supplemental data
Net assets, end of period (in millions)                          $4,503       $4,645       $4,582       $5,110       $5,722
Ratio of expenses to average daily net assets(c)                   .79%         .80%         .79%         .74%         .70%
Ratio of net investment income (loss)
to average daily net assets                                       5.26%        5.66%        5.93%        5.73%        5.56%
Portfolio turnover rate (excluding short-term securities)           37%          37%          15%          16%          14%
Total return(e)                                                   4.71%        7.09%        6.55%       (1.86%)       6.67%

Class B
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.41        $4.36        $4.34        $4.68        $4.64
Income from investment operations:
Net investment income (loss)                                        .20          .22          .22          .23          .22
Net gains (losses) (both realized and unrealized)                  (.03)         .05          .02         (.34)         .04
Total from investment operations                                    .17          .27          .24         (.11)         .26
Less distributions:
Dividends from net investment income                               (.20)        (.22)        (.22)        (.23)        (.22)
Net asset value, end of period                                    $4.38        $4.41        $4.36        $4.34        $4.68

Ratios/supplemental data
Net assets, end of period (in millions)                            $354         $324         $281         $311         $270
Ratio of expenses to average daily net assets(c)                  1.55%        1.56%        1.55%        1.50%        1.45%
Ratio of net investment income (loss)
to average daily net assets                                       4.49%        4.89%        5.18%        4.99%        4.81%
Portfolio turnover rate (excluding short-term securities)           37%          37%          15%          16%          14%
Total return(e)                                                   3.93%        6.28%        5.75%       (2.58%)       5.85%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
57 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001        2000(b)
Net asset value, beginning of period                              $4.41        $4.36        $4.29
Income from investment operations:
Net investment income (loss)                                        .20          .22          .09
Net gains (losses) (both realized and unrealized)                  (.03)         .05          .07
Total from investment operations                                    .17          .27          .16
Less distributions:
Dividends from net investment income                               (.20)        (.22)        (.09)
Net asset value, end of period                                    $4.38        $4.41        $4.36
Ratios/supplemental data
Net assets, end of period (in millions)                             $28          $14           $2

Ratio of expenses to average daily net assets(c)                  1.55%        1.56%        1.55%(d)
Ratio of net investment income (loss)
to average daily net assets                                       4.46%        4.93%        5.28%(d)
Portfolio turnover rate (excluding short-term securities)           37%          37%          15%
Total return(e)                                                   3.93%        6.29%        3.90%(f)

Class Y
Per share income and capital changes(a)
Fiscal period ended Nov. 30,                                       2002         2001         2000         1999         1998
Net asset value, beginning of period                              $4.42        $4.38        $4.35        $4.68        $4.64
Income from investment operations:
Net investment income (loss)                                        .24          .26          .26          .26          .26
Net gains (losses) (both realized and unrealized)                  (.04)         .04          .03         (.33)         .04
Total from investment operations                                    .20          .30          .29        (.07)          .30
Less distributions:
Dividends from net investment income                               (.24)        (.26)        (.26)        (.26)        (.26)
Net asset value, end of period                                    $4.38        $4.42        $4.38        $4.35        $4.68
Ratios/supplemental data
Net assets, end of period (in millions)                             $--          $--           $4           $6           $7

Ratio of expenses to average daily net assets(c)                   .63%         .64%         .64%         .64%         .62%
Ratio of net investment income (loss)
to average daily net assets                                       6.29%        5.66%        6.14%        5.77%        5.63%
Portfolio turnover rate (excluding short-term securities)           37%          37%          15%          16%          14%
Total return(e)                                                   4.62%        6.91%        6.92%       (1.56%)       6.73%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
58 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP HIGH YIELD TAX-EXEMPT SERIES, INC.

We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund (a series of AXP High Yield Tax-Exempt Series, Inc.) as of November 30, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended November 30, 2002, and the financial highlights for each of the years in the five-year period ended November 30, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund as of November 30, 2002, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

January 10, 2003

--------------------------------------------------------------------------------
59 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP High Yield Tax-Exempt Fund
Fiscal year ended Nov. 30, 2002

Class A
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 20, 2001                                                  $0.01604
Jan. 25, 2002                                                   0.02410
Feb. 26, 2002                                                   0.02093
March 26, 2002                                                  0.01840
April 26, 2002                                                  0.01912
May 24, 2002                                                    0.01764
June 26, 2002                                                   0.02126
July 26, 2002                                                   0.01956
Aug. 26, 2002                                                   0.02043
Sept. 26, 2002                                                  0.02027
Oct. 25, 2002                                                   0.01795
Nov. 25, 2002                                                   0.01816
Total distributions                                            $0.23386

Class B
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 20, 2001                                                  $0.01387
Jan. 25, 2002                                                   0.02084
Feb. 26, 2002                                                   0.01802
March 26, 2002                                                  0.01587
April 26, 2002                                                  0.01633
May 24, 2002                                                    0.01511
June 26, 2002                                                   0.01826
July 26, 2002                                                   0.01680
Aug. 26, 2002                                                   0.01756
Sept. 26, 2002                                                  0.01737
Oct. 25, 2002                                                   0.01525
Nov. 25, 2002                                                   0.01533
Total distributions                                            $0.20061

--------------------------------------------------------------------------------
60 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Class C
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 20, 2001                                                  $0.01387
Jan. 25, 2002                                                   0.02086
Feb. 26, 2002                                                   0.01802
March 26, 2002                                                  0.01585
April 26, 2002                                                  0.01633
May 24, 2002                                                    0.01511
June 26, 2002                                                   0.01826
July 26, 2002                                                   0.01680
Aug. 26, 2002                                                   0.01756
Sept. 26, 2002                                                  0.01736
Oct. 25, 2002                                                   0.01524
Nov. 25, 2002                                                   0.01532
Total distributions                                            $0.20058

Class Y
Exempt-interest dividends -- taxable status explained below.

Payable date                                                  Per share
Dec. 20, 2001                                                  $0.01650
Jan. 25, 2002                                                   0.02484
Feb. 26, 2002                                                   0.02154
March 26, 2002                                                  0.01858
April 26, 2002                                                  0.01968
May 24, 2002                                                    0.01813
June 26, 2002                                                   0.02182
July 26, 2002                                                   0.02013
Aug. 26, 2002                                                   0.02104
Sept. 26, 2002                                                  0.02089
Oct. 25, 2002                                                   0.01843
Nov. 25, 2002                                                   0.01877
Total distributions                                            $0.24035

Source of distributions

99.07% of tax-exempt interest distributions during the fiscal year ended Nov. 30, 2002, were derived exclusively from interest on tax-exempt securities. For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is also subject to the alternative minimum tax (AMT). The AMT percentage for 2002 was 16.64%.

Other taxation

Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
61 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the year ended Nov. 30, 2002 are listed below.

Alabama                         0.771%    Nevada                          0.789%
Alaska                          0.358     New Hampshire                   0.271
Arizona                         2.523     New Jersey                      0.942
Arkansas                        0.174     New Mexico                      1.992
California                      9.090     New York                        5.071
Colorado                        8.036     North Carolina                  4.473
Connecticut                     1.644     North Dakota                    0.163
Delaware                        0.013     Ohio                            2.213
Florida                         5.744     Oklahoma                        0.423
Georgia                         2.067     Oregon                          0.896
Hawaii                          1.497     Pennsylvania                    2.417
Illinois                        5.663     Puerto Rico                     1.537
Indiana                         1.905     South Carolina                  1.165
Iowa                            1.014     South Dakota                    0.699
Kansas                          0.284     Tennessee                       0.390
Kentucky                        0.660     Texas                           7.355
Louisiana                       1.903     Utah                            2.920
Maine                           0.235     Vermont                         0.051
Maryland                        1.663     Virginia                        1.217
Massachusetts                   3.147     Washington                      3.921
Michigan                        3.704     Washington, DC                  0.191
Minnesota                       4.657     West Virginia                   0.904
Mississippi                     0.955     Wisconsin                       0.646
Missouri                        0.719     Wyoming                         0.379
Nebraska                        0.549

--------------------------------------------------------------------------------
62 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 77 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with Fund and    Principal occupation        Other directorships
address,                               length of service              during past five years
age
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Board member since 1999        Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards). Former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Philip J. Carroll, Jr.                 Board member since 2002        Retired Chairman and CEO,   Scottish Power PLC, Vulcan
901 S. Marquette Ave.                                                 Fluor Corporation           Materials Company, Inc.
Minneapolis, MN 55402                                                 (engineering and            (construction
Born in 1937                                                          construction) since 1998.   materials/chemicals)
                                                                      Former President and CEO,
                                                                      Shell Oil Company
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired Chair of the        Cargill, Incorporated
30 Seventh Street East                                                Board and Chief Executive   (commodity merchants and
Suite 3050                                                            Officer, Minnesota Mining   processors), General
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Mills, Inc. (consumer
Born in 1936                                                                                      foods), Vulcan Materials
                                                                                                  Company (construction
                                                                                                  materials/ chemicals),
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals),
                                                                                                  and Nexia Biotechnologies,
                                                                                                  Inc.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall 183                        Board member since 2001        Private investor;           Imagistics International,
Long Close Road                                                       formerly with Texaco        Inc. (office equipment),
Stamford, CT 06902                                                    Inc., Treasurer,            Reynolds & Reynolds
Born in 1944                                                          1999-2001 and General       Company (information
                                                                      Manager, Alliance           services), TECO Energy,
                                                                      Management Operations,      Inc. (energy holding
                                                                      1998-1999. Prior to that,   company), The Williams
                                                                      Director, International     Companies, Inc. (energy
                                                                      Operations IBM Corp.        distribution company)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter*                       Board member since 1994        Retired President and
P.O. Box 2187                                                         Chief Operating Officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and Consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of J P Morgan Chase & Co., parent company of American Century Investment Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
63 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Independent Board Members (continued)

Name,                                  Position held with Fund and    Principal occupation        Other directorships
address,                               length of service              during past five years
age
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen R. Lewis, Jr.**                Board member since 2002        Retired President and       Valmont Industries, Inc.
901 S. Marquette Ave.                                                 Professor of Economics,     (manufactures irrigation
Minneapolis, MN 55402                                                 Carleton College            systems)
Born in 1939
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan G. Quasha                         Board member since 2002        President, Quadrant         Compagnie Financiere
720 Fifth Avenue                                                      Management, Inc.            Richemont AG (luxury goods)
New York, NY 10019                                                    (management of private
Born in 1949                                                          equities)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (biopharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alison Taunton-Rigby                   Board member since 2002        President, Forester         Synaptic Pharmaceuticals
901 S. Marquette Ave.                                                 Biotech since 2000.         Corporation
Minneapolis, MN 55402                                                 Former President and CEO,
Born in 1944                                                          Aquila
                                                                      Biopharmaceuticals, Inc.
-------------------------------------- ------------------------------ --------------------------- ----------------------------

Board Members Affiliated with AEFC***

Name,                                  Position held with Fund and    Principal occupation        Other directorships
address,                               length of service              during past five years
age
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Barbara H. Fraser                      Board member since 2002        Executive Vice President
1546 AXP Financial Center                                             - AEFA Products and
Minneapolis, MN 55474                                                 Corporate Marketing of
Born in 1949                                                          AEFC since 2002.
                                                                      President - Travelers
                                                                      Check Group, American
                                                                      Express Company,
                                                                      2001-2002. Management
                                                                      Consultant, Reuters,
                                                                      2000-2001. Managing
                                                                      Director - International
                                                                      Investments, Citibank
                                                                      Global, 1999-2000.
                                                                      Chairman and CEO,
                                                                      Citicorp Investment
                                                                      Services and Citigroup
                                                                      Insurance Group, U.S.,
                                                                      1998-1999. Head of
                                                                      Marketing and Strategic
                                                                      Planning - Investment
                                                                      Products and
                                                                      Distribution, Citibank
                                                                      Global, 1995-1998
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Stephen W. Roszell                     Board member since 2002;       Senior Vice President -
50238 AXP Financial Center             Vice President since 2002      Institutional Group of
Minneapolis, MN 55474                                                 AEFC
Born in 1949
-------------------------------------- ------------------------------ --------------------------- ----------------------------

  ** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Liberty Wanger Asset Management, L.P., one of the fund's subadvisers.

 *** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
64 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Board Members Affiliated with AEFC*** (continued)

Name,                                  Position held with Fund and    Principal occupation        Other directorships
Address,                               length of service              during past five years
Age
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William F. Truscott                    Board member since 2001,       Senior Vice President -
53600 AXP Financial Center             Vice President since 2002      Chief Investment Officer
Minneapolis, MN 55474                                                 of AEFC since 2001.
Born in 1960                                                          Former Chief Investment
                                                                      Officer and Managing
                                                                      Director, Zurich Scudder
                                                                      Investments
-------------------------------------- ------------------------------ --------------------------- ----------------------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name,                                  Position held with Fund and    Principal occupation        Other directorships
Address,                               length of service              during past five years
age
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Jeffrey P. Fox                         Treasurer since 2002           Vice President -
50005 AXP Financial Center                                            Investment Accounting,
Minneapolis, MN 55474                                                 AEFC, since 2002; Vice
Born in 1955                                                          President - Finance,
                                                                      American Express Company,
                                                                      2000-2002; Vice President
                                                                      - Corporate Controller,
                                                                      AEFC, 1996-2000
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Paula R. Meyer                         President since 2002           Senior Vice President and
596 AXP Financial Center                                              General Manager - Mutual
Minneapolis, MN 55474                                                 Funds, AEFC, since 2002;
Born in 1954                                                          Vice President and
                                                                      Managing Director -
                                                                      American Express Funds,
                                                                      AEFC, 2000-2002; Vice
                                                                      President, AEFC,
                                                                      1998-2000; President -
                                                                      Piper Capital Management
                                                                      1997-1998
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice President, General        President of Board
901 S. Marquette Ave.                  Counsel, and Secretary since   Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

--------------------------------------------------------------------------------
65 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Results of Meeting of Shareholders

AXP HIGH YIELD TAX-EXEMPT FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON NOVEMBER 13, 2002

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below.

Proposal 1

To elect the thirteen nominees specified below as Board members*.

                       Shares Voted "For"   Shares Withholding Authority to Vote
Arne H. Carlson          492,709,189.041              17,462,641.696
Philip J. Carroll, Jr.   493,539,011.989              16,632,818.748
Livio D. DeSimone        492,808,790.041              17,363,040.696
Barbara H. Fraser        493,301,886.150              16,869,944.587
Ira D. Hall              493,215,801.937              16,956,028.800
Heinz F. Hutter          492,937,804.788              17,234,025.949
Anne P. Jones            493,347,057.644              16,824,773.093
Stephen R. Lewis, Jr.    493,784,847.206              16,386,983.531
Alan G. Quasha           493,605,526.622              16,566,304.115
Stephen W. Roszell       493,620,974.066              16,550,856.671
Alan K. Simpson          491,899,193.913              18,272,636.824
Alison Taunton-Rigby     493,504,843.983              16,666,986.754
William F. Truscott      493,515,185.083              16,656,645.654

--------------------------------------------------------------------------------
66 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

Proposal 2

To Amend the Articles of Incorporation/Declaration of Trust*:

2(a). To allow one vote/dollar instead of one vote/share.

Shares Voted "For"    Shares Voted "Against"    Abstentions    Broker Non-Votes
  431,337,985.716         41,185,443.737      20,327,754.284    17,320,647.000

2(b). To change the name of the corporation.

Shares Voted "For"    Shares Voted "Against"    Abstentions    Broker Non-Votes
  449,290,339.617         41,400,103.165      19,481,387.955         0.000

* Denotes Registrant-wide proposals and voting results.

--------------------------------------------------------------------------------
67 -- AXP HIGH YIELD TAX-EXEMPT FUND -- 2002 ANNUAL REPORT

American Express(R) Funds

Growth Funds
AXP(R) Emerging Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Partners International Core Fund
AXP Partners International Small Cap Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund

Value Funds
AXP Diversified Equity Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental Value Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt Income Funds
AXP Bond Fund
AXP Cash Management Fund**
AXP Extra Income Fund
AXP Federal Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money Fund**
AXP U.S. Government Mortgage Fund

Sector Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund

These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Core Fund
AXP Partners International Select Value Fund
AXP Partners International Small Cap Fund

 *   Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

                                                                          (1/03)

AXP High Yield Tax-Exempt Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                 S-6430 X (1/03)